UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03320

Fidelity Colchester Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2020

Item 1.

Reports to Stockholders

Fidelity® Investments Money Market Funds

Treasury Only Portfolio

Treasury Portfolio

Government Portfolio

Money Market Portfolio

Tax-Exempt Portfolio

Semi-Annual Report

September 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
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Contents

Note to Shareholders
Treasury Only Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Treasury Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Government Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Money Market Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Tax-Exempt Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-297-2952 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Treasury Only Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of September 30, 2020

Days	% of fund's investments 9/30/20
1 - 7	20.4
8 - 30	33.3
31 - 60	21.7
61 - 90	6.8
91 - 180	17.2
> 180	0.6

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2020
U.S. Treasury Debt	101.8%
Net Other Assets (Liabilities)*	(1.8)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

9/30/20
Class I	0.01%
Class II	0.01%
Class III	0.01%
Class IV	0.01%
Select Class	0.01%
Institutional Class	0.02%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2020, the most recent period shown in the table, would have been (0.05)% for Class I, (0.21)% for Class II, (0.31)% for Class III, (0.57)% for Class IV, (0.10)% for Select Class, and (0.02)% for Institutional Class.

Treasury Only Portfolio

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 101.8%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 101.8%
U.S. Treasury Bills
10/1/20 to 4/1/21	0.06 to 0.19%	$27,662,119	$27,657,151
U.S. Treasury Notes
10/15/20 to 7/31/22	0.10 to 0.69 (b)	7,417,404	7,421,104
TOTAL U.S. TREASURY DEBT
(Cost $35,078,255)			35,078,255
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $35,078,255)			35,078,255
NET OTHER ASSETS (LIABILITIES) - (1.8)%			(614,406)
NET ASSETS - 100%			$34,463,849

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $35,078,255)		$35,078,255
Receivable for fund shares sold		41,830
Interest receivable		10,564
Prepaid expenses		68
Receivable from investment adviser for expense reductions		1,022
Total assets		35,131,739
Liabilities
Payable for investments purchased	$599,767
Payable for fund shares redeemed	62,737
Distributions payable	125
Accrued management fee	4,054
Other affiliated payables	1,027
Other payables and accrued expenses	180
Total liabilities		667,890
Net Assets		$34,463,849
Net Assets consist of:
Paid in capital		$34,463,872
Total accumulated earnings (loss)		(23)
Net Assets		$34,463,849
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($11,265,035 ÷ 11,263,364 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($932,175 ÷ 932,277 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($923,588 ÷ 923,407 shares)		$1.00
Class IV:
Net Asset Value, offering price and redemption price per share ($104,139 ÷ 104,128 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($177,805 ÷ 177,811 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($21,061,107 ÷ 21,060,967 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2020 (Unaudited)
Investment Income
Interest		$52,436
Expenses
Management fee	$28,596
Transfer agent fees	8,451
Distribution and service plan fees	2,138
Accounting fees and expenses	867
Custodian fees and expenses	201
Independent trustees' fees and expenses	56
Registration fees	358
Audit	22
Legal	6
Miscellaneous	61
Total expenses before reductions	40,756
Expense reductions	(8,830)
Total expenses after reductions		31,926
Net investment income (loss)		20,510
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		10
Total net realized gain (loss)		10
Net increase in net assets resulting from operations		$20,520

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,510	$447,082
Net realized gain (loss)	10	223
Net increase in net assets resulting from operations	20,520	447,305
Distributions to shareholders	(21,078)	(446,239)
Share transactions - net increase (decrease)	(9,307,369)	23,064,242
Total increase (decrease) in net assets	(9,307,927)	23,065,308
Net Assets
Beginning of period	43,771,776	20,706,468
End of period	$34,463,849	$43,771,776

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Treasury Only Portfolio Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.018	.019	.009	.002	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.018	.019	.009	.002	–A
Distributions from net investment income	–A	(.018)	(.019)	(.009)	(.002)	–A
Total distributions	–A	(.018)	(.019)	(.009)	(.002)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.04%	1.80%	1.96%	.93%	.23%	.04%
Ratios to Average Net AssetsD
Expenses before reductions	.21%E	.22%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.17%E	.18%	.18%	.18%	.18%	.11%
Expenses net of all reductions	.17%E	.18%	.18%	.18%	.18%	.11%
Net investment income (loss)	.08%E	1.72%	1.97%	.93%	.24%	.05%
Supplemental Data
Net assets, end of period (in millions)	$11,265	$15,058	$7,033	$6,976	$7,638	$10,035

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Class II

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.016	.018	.008	.001	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.016	.018	.008	.001	–A
Distributions from net investment income	–A	(.016)	(.018)	(.008)	(.001)	–A
Total distributions	–A	(.016)	(.018)	(.008)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	1.65%	1.81%	.78%	.09%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.36%E	.37%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.22%E	.33%	.33%	.33%	.33%	.13%
Expenses net of all reductions	.22%E	.33%	.33%	.33%	.33%	.13%
Net investment income (loss)	.04%E	1.57%	1.82%	.78%	.09%	.03%
Supplemental Data
Net assets, end of period (in millions)	$932	$830	$525	$261	$159	$307

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Class III

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.015	.017	.007	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.015	.017	.007	–A	–A
Distributions from net investment income	–A	(.015)	(.017)	(.007)	–A	–A
Total distributions	–A	(.015)	(.017)	(.007)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	1.54%	1.70%	.68%	.04%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.46%E	.47%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.24%E	.43%	.43%	.43%	.38%	.15%
Expenses net of all reductions	.24%E	.43%	.43%	.43%	.38%	.15%
Net investment income (loss)	.02%E	1.47%	1.72%	.68%	.04%	.01%
Supplemental Data
Net assets, end of period (in millions)	$924	$824	$1,044	$929	$921	$831

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Class IV

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.013	.014	.004	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.013	.014	.004	–A	–A
Distributions from net investment income	–A	(.013)	(.014)	(.004)	–A	–A
Total distributions	–A	(.013)	(.014)	(.004)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	1.29%	1.45%	.42%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.71%E	.72%	.71%	.71%	.72%	.71%
Expenses net of fee waivers, if any	.25%E	.68%	.68%	.68%	.37%	.14%
Expenses net of all reductions	.25%E	.68%	.68%	.68%	.37%	.14%
Net investment income (loss)	.01%E	1.22%	1.47%	.43%	.05%	.02%
Supplemental Data
Net assets, end of period (in millions)	$104	$109	$155	$116	$32	$338

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.017	.019	.009	.002	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.017	.019	.009	.002	–A
Distributions from net investment income	–A	(.017)	(.019)	(.009)	(.002)	–A
Total distributions	–A	(.017)	(.019)	(.009)	(.002)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.03%	1.75%	1.91%	.88%	.18%	.03%
Ratios to Average Net AssetsD
Expenses before reductions	.26%E	.27%	.26%	.26%	.26%	.27%
Expenses net of fee waivers, if any	.20%E	.23%	.23%	.23%	.23%	.12%
Expenses net of all reductions	.20%E	.23%	.23%	.23%	.23%	.12%
Net investment income (loss)	.05%E	1.67%	1.92%	.88%	.19%	.04%
Supplemental Data
Net assets, end of period (in millions)	$178	$399	$176	$121	$94	$180

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Institutional Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.018	.020	.010	.003	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.001	.018	.020	.010	.003	.001
Distributions from net investment income	(.001)	(.018)	(.020)	(.010)	(.003)	(.001)
Total distributions	(.001)	(.018)	(.020)	(.010)	(.003)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.05%	1.84%	2.00%	.97%	.27%	.05%
Ratios to Average Net AssetsD
Expenses before reductions	.18%E	.19%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%E	.14%	.14%	.14%	.14%	.12%
Expenses net of all reductions	.14%E	.14%	.14%	.14%	.14%	.12%
Net investment income (loss)	.12%E	1.76%	2.01%	.97%	.28%	.04%
Supplemental Data
Net assets, end of period (in millions)	$21,061	$26,551	$11,774	$6,631	$4,894	$1,932

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of September 30, 2020

Days	% of fund's investments 9/30/20
1 - 7	35.8
8 - 30	16.3
31 - 60	9.2
61 - 90	14.0
91 - 180	23.2
> 180	1.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2020
U.S. Treasury Debt	85.4%
Repurchase Agreements	15.5%
Net Other Assets (Liabilities)*	(0.9)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

9/30/20
Class I	0.01%
Class II	0.01%
Class III	0.01%
Class IV	0.01%
Select Class	0.01%
Institutional Class	0.02%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2020, the most recent period shown in the table, would have been (0.05)% for Class I, (0.20)% for Class II, (0.30)% for Class III, (0.55)% for Class IV, (0.10)% for Select Class, and (0.02)% for Institutional Class.

Treasury Portfolio

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 85.4%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 85.4%
U.S. Treasury Bills
10/1/20 to 4/1/21	0.10 to 0.19%	$21,924,586	$21,919,436
U.S. Treasury Notes
10/15/20 to 7/31/22	0.09 to 1.60 (b)	8,311,400	8,326,601
TOTAL U.S. TREASURY DEBT
(Cost $30,246,037)			30,246,037

U.S. Treasury Repurchase Agreement - 15.5%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.07% dated 9/30/20 due 10/1/20 (Collateralized by U.S. Treasury Obligations)#	$1,078,058	$1,078,056
0.07% dated 9/30/20 due 10/1/20 (Collateralized by U.S. Treasury Obligations)#	478,307	478,306
With:
Barclays Bank PLC at 0.1%, dated:
9/1/20 due 10/1/20 (Collateralized by U.S. Treasury Obligations valued at $61,205,186, 4.63%, 2/15/40)	60,005	60,000
9/4/20 due 10/5/20 (Collateralized by U.S. Treasury Obligations valued at $122,409,244, 4.63%, 2/15/40)	120,010	120,000
BMO Harris Bank NA at 0.11%, dated 8/4/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $48,414,013, 0.00% - 4.38%, 4/22/21 - 8/15/49)	47,010	47,000
BNP Paribas, SA at:
0.1%, dated:
8/28/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $47,128,053, 0.00% - 6.38%, 2/25/21 - 2/15/50)	46,008	46,000
8/31/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $124,630,516, 0.00% - 6.88%, 10/22/20 - 2/15/50)	122,020	122,000
9/1/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $124,878,438, 0.00% - 6.38%, 10/22/20 - 11/15/47)	122,021	122,000
9/2/20 due 10/2/20 (Collateralized by U.S. Treasury Obligations valued at $122,409,898, 0.00% - 4.50%, 10/15/20 - 5/15/38)	120,010	120,000
9/25/20 due 10/2/20 (Collateralized by U.S. Treasury Obligations valued at $169,337,728, 0.13% - 6.75%, 10/31/21 - 2/15/50)	166,003	166,000
9/28/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $115,423,639, 0.00% - 7.63%, 10/15/20 - 2/15/50)	113,009	113,000
0.11%, dated:
8/24/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $277,399,022, 0.00% - 7.63%, 10/13/20 - 2/15/50)	271,050	271,000
9/8/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $91,107,649, 0.00% - 6.75%, 10/15/20 - 2/15/50)	89,008	89,000
9/15/20 due 10/7/20
(Collateralized by U.S. Treasury Obligations valued at $57,123,021, 0.00% - 4.50%, 11/19/20 - 2/15/50)	56,005	56,000
(Collateralized by U.S. Treasury Obligations valued at $85,684,910, 0.13% - 4.75%, 10/31/20 - 2/15/50)	84,008	84,000
0.12%, dated 8/10/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $92,374,374, 0.00% - 6.13%, 10/22/20 - 2/15/50)	90,018	90,000
Credit AG at:
0.1%, dated 9/22/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $57,482,374, 2.50% - 5.25%, 11/15/28 - 5/15/46)	56,005	56,000
0.11%, dated 9/17/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $70,383,035, 1.38%, 1/31/25)	69,007	69,000
Credit Agricole CIB at 0.1%, dated:
9/25/20 due 10/2/20
(Collateralized by U.S. Treasury Obligations valued at $29,601,501, 1.50%, 10/31/24)	29,001	29,000
(Collateralized by U.S. Treasury Obligations valued at $61,216,343, 1.13% - 2.50%, 7/31/22 - 2/28/27)	60,001	60,000
9/28/20 due 10/5/20 (Collateralized by U.S. Treasury Obligations valued at $58,123,956, 1.63% - 4.25%, 6/30/22 - 5/15/44)	57,001	57,000
9/29/20 due:
10/5/20 (Collateralized by U.S. Treasury Obligations valued at $143,827,704, 1.75%, 7/31/24)	141,002	141,000
10/6/20 (Collateralized by U.S. Treasury Obligations valued at $58,129,429, 2.13%, 7/31/24)	57,001	57,000
ING Financial Markets LLC at 0.09%, dated:
9/29/20 due 10/6/20 (Collateralized by U.S. Treasury Obligations valued at $6,120,098, 0.00% - 2.75%, 10/15/20 - 5/15/50)	6,000	6,000
9/30/20 due 10/1/20 (Collateralized by U.S. Treasury Obligations valued at $300,095,638, 1.50% - 2.25%, 1/15/23 - 9/30/26)	294,001	294,000
J.P. Morgan Securities, LLC at 0.1%, dated:
9/21/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $56,101,560, 2.88%, 11/30/23)	55,005	55,000
9/25/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $115,262,021, 0.00% - 2.13%, 2/23/21 - 5/15/22)	113,009	113,000
Lloyds Bank PLC at:
0.16%, dated:
8/19/20 due 11/19/20 (Collateralized by U.S. Treasury Obligations valued at $59,227,221, 1.63% - 6.00%, 3/15/22 - 2/15/26)	58,024	58,000
8/21/20 due 11/23/20 (Collateralized by U.S. Treasury Obligations valued at $30,637,015, 1.50%, 11/30/24)	30,013	30,000
9/15/20 due 12/15/20 (Collateralized by U.S. Treasury Obligations valued at $6,122,734, 2.00%, 11/30/22)	6,002	6,000
0.21%, dated:
7/13/20 due 10/13/20 (Collateralized by U.S. Treasury Obligations valued at $32,658,505, 1.50% - 2.75%, 6/30/21 - 8/15/26)	32,017	32,000
7/17/20 due 10/16/20 (Collateralized by U.S. Treasury Obligations valued at $30,662,787, 2.00% - 2.75%, 11/15/23 - 4/30/24)	30,016	30,000
7/20/20 due 10/20/20 (Collateralized by U.S. Treasury Obligations valued at $30,607,674, 1.50% - 6.00%, 3/15/21 - 8/15/26)	30,016	30,000
7/21/20 due 10/22/20 (Collateralized by U.S. Treasury Obligations valued at $30,659,900, 1.63% - 6.00%, 11/15/23 - 9/30/26)	30,016	30,000
7/22/20 due 10/26/20 (Collateralized by U.S. Treasury Obligations valued at $30,630,373, 1.63% - 6.00%, 11/15/23 - 9/30/26)	30,017	30,000
MUFG Securities EMEA PLC at:
0.09%, dated 9/30/20 due 10/1/20 (Collateralized by U.S. Treasury Obligations valued at $305,966,962, 0.38% - 3.13%, 9/30/21 - 11/15/28)	300,001	300,000
0.1%, dated 9/30/20 due 10/6/20 (Collateralized by U.S. Treasury Obligations valued at $217,298,531, 1.38% - 2.50%, 2/28/21 - 12/31/24)	213,004	213,000
0.11%, dated 9/15/20 due 10/2/20 (Collateralized by U.S. Treasury Obligations valued at $74,544,466, 3.00% - 6.63%, 2/15/27 - 2/15/47)	73,004	73,000
Natixis SA at:
0.1%, dated 9/21/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $57,121,625, 0.00% - 2.25%, 10/15/20 - 2/15/50)	56,005	56,000
0.11%, dated:
9/17/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $57,143,378, 0.13% - 5.38%, 1/31/21 - 2/15/50)	56,005	56,000
9/18/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $57,163,697, 0.25% - 6.00%, 6/30/22 - 8/15/50)	56,005	56,000
Norinchukin Bank at:
0.15%, dated:
8/5/20 due 10/6/20 (Collateralized by U.S. Treasury Obligations valued at $45,910,744, 2.38%, 5/15/27)	45,012	45,000
8/7/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $21,424,861, 1.50% - 2.75%, 6/30/25 - 8/15/26)	21,005	21,000
8/11/20 due 10/13/20 (Collateralized by U.S. Treasury Obligations valued at $31,626,601, 1.50% - 2.75%, 6/30/25 - 8/15/26)	31,008	31,000
8/24/20 due 11/24/20 (Collateralized by U.S. Treasury Obligations valued at $30,604,742, 2.75%, 6/30/25)	30,012	30,000
8/25/20 due 11/20/20 (Collateralized by U.S. Treasury Obligations valued at $43,866,657, 1.50%, 8/15/26)	43,016	43,000
8/26/20 due 11/13/20 (Collateralized by U.S. Treasury Obligations valued at $31,624,693, 2.00% - 2.75%, 6/30/25 - 11/15/26)	31,010	31,000
9/1/20 due 12/3/20 (Collateralized by U.S. Treasury Obligations valued at $15,301,852, 1.50%, 8/15/26)	15,006	15,000
0.16%, dated:
8/18/20 due 11/18/20 (Collateralized by U.S. Treasury Obligations valued at $30,605,911, 2.00%, 11/15/26)	30,012	30,000
8/19/20 due 11/19/20 (Collateralized by U.S. Treasury Obligations valued at $24,484,653, 1.50%, 8/15/26)	24,010	24,000
Prudential Insurance Co. of America at:
0.09%, dated 9/30/20 due 10/1/20 (Collateralized by U.S. Treasury Obligations valued at $48,709,064, 1.50% - 2.75%, 11/30/20 - 2/15/30)	47,753	47,753
0.15%, dated 9/28/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $108,543,893, 2.50% - 7.25%, 8/15/22 - 2/15/36)	106,457	106,444
Societe Generale at 0.09%, dated 9/24/20 due 10/1/20 (Collateralized by U.S. Treasury Obligations valued at $57,492,975, 0.00% - 8.13%, 10/15/20 - 11/15/47)	56,001	56,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $5,479,559)		5,479,559
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $35,725,596)		35,725,596
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(320,270)
NET ASSETS - 100%		$35,405,326

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$1,078,056,000 due 10/01/20 at 0.07%
Credit Agricole CIB New York Branch	$297,936
Credit Suisse AG NY	290,929
HSBC Securities (USA), Inc.	489,191
$1,078,056
$478,306,000 due 10/01/20 at 0.07%
Credit Agricole CIB New York Branch	$186,419
Credit Suisse AG NY	43,969
Mitsubishi UFJ Securities Holdings Ltd.	247,918
$478,306

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $5,479,559) — See accompanying schedule: Unaffiliated issuers (cost $35,725,596)		$35,725,596
Receivable for investments sold		499,865
Receivable for fund shares sold		5,239
Interest receivable		12,667
Prepaid expenses		68
Receivable from investment adviser for expense reductions		1,035
Other receivables		304
Total assets		36,244,774
Liabilities
Payable for investments purchased	$823,320
Payable for fund shares redeemed	9,977
Distributions payable	240
Accrued management fee	4,292
Distribution and service plan fees payable	1
Other affiliated payables	1,156
Other payables and accrued expenses	462
Total liabilities		839,448
Net Assets		$35,405,326
Net Assets consist of:
Paid in capital		$35,405,337
Total accumulated earnings (loss)		(11)
Net Assets		$35,405,326
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($11,081,803 ÷ 11,077,586 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($680,873 ÷ 680,409 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($2,506,447 ÷ 2,506,199 shares)		$1.00
Class IV:
Net Asset Value, offering price and redemption price per share ($941,599 ÷ 941,326 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($254,527 ÷ 254,469 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($19,940,077 ÷ 19,940,416 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2020 (Unaudited)
Investment Income
Interest		$52,352
Expenses
Management fee	$27,979
Transfer agent fees	8,398
Distribution and service plan fees	5,996
Accounting fees and expenses	859
Custodian fees and expenses	177
Independent trustees' fees and expenses	54
Registration fees	93
Audit	25
Legal	6
Miscellaneous	71
Total expenses before reductions	43,658
Expense reductions	(11,073)
Total expenses after reductions		32,585
Net investment income (loss)		19,767
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		44
Total net realized gain (loss)		44
Net increase in net assets resulting from operations		$19,811

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,767	$517,449
Net realized gain (loss)	44	50
Net increase in net assets resulting from operations	19,811	517,499
Distributions to shareholders	(19,987)	(516,818)
Share transactions - net increase (decrease)	(1,373,564)	11,847,946
Total increase (decrease) in net assets	(1,373,740)	11,848,627
Net Assets
Beginning of period	36,779,066	24,930,439
End of period	$35,405,326	$36,779,066

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Treasury Portfolio Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.018	.019	.009	.003	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.018	.019	.009	.003	.001
Distributions from net investment income	–A	(.018)	(.019)	(.009)	(.003)	(.001)
Total distributions	–A	(.018)	(.019)	(.009)	(.003)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.04%	1.82%	1.96%	.95%	.27%	.05%
Ratios to Average Net AssetsD
Expenses before reductions	.21%E	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%E	.18%	.18%	.18%	.18%	.13%
Expenses net of all reductions	.18%E	.18%	.18%	.18%	.18%	.13%
Net investment income (loss)	.09%E	1.77%	1.96%	.96%	.27%	.05%
Supplemental Data
Net assets, end of period (in millions)	$11,082	$12,043	$9,862	$8,244	$8,308	$9,639

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Class II

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.017	.018	.008	.001	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.017	.018	.008	.001	–A
Distributions from net investment income	–A	(.017)	(.018)	(.008)	(.001)	–A
Total distributions	–A	(.017)	(.018)	(.008)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	1.67%	1.81%	.80%	.12%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.36%E	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.25%E	.33%	.33%	.33%	.33%	.22%
Expenses net of all reductions	.25%E	.33%	.33%	.33%	.33%	.22%
Net investment income (loss)	.01%E	1.62%	1.81%	.81%	.12%	.01%
Supplemental Data
Net assets, end of period (in millions)	$681	$884	$659	$116	$363	$557

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Class III

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.016	.017	.007	.001	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.016	.017	.007	.001	–A
Distributions from net investment income	–A	(.016)	(.017)	(.007)	(.001)	–A
Total distributions	–A	(.016)	(.017)	(.007)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	1.56%	1.71%	.70%	.05%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.45%E	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.25%E	.43%	.43%	.43%	.39%	.17%
Expenses net of all reductions	.25%E	.43%	.43%	.43%	.39%	.17%
Net investment income (loss)	.01%E	1.52%	1.71%	.71%	.06%	.02%
Supplemental Data
Net assets, end of period (in millions)	$2,506	$2,469	$2,448	$2,803	$2,563	$2,862

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Class IV

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.013	.014	.004	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.013	.014	.004	–A	–A
Distributions from net investment income	–A	(.013)	(.014)	(.004)	–A	–A
Total distributions	–A	(.013)	(.014)	(.004)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	1.32%	1.46%	.45%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.70%E	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.25%E	.67%	.68%	.68%	.43%	.18%
Expenses net of all reductions	.25%E	.67%	.68%	.68%	.43%	.18%
Net investment income (loss)	.01%E	1.28%	1.46%	.46%	.02%	.01%
Supplemental Data
Net assets, end of period (in millions)	$942	$1,033	$1,217	$926	$793	$905

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.018	.019	.009	.002	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.018	.019	.009	.002	–A
Distributions from net investment income	–A	(.018)	(.019)	(.009)	(.002)	–A
Total distributions	–A	(.018)	(.019)	(.009)	(.002)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.02%	1.77%	1.91%	.90%	.22%	.04%
Ratios to Average Net AssetsD
Expenses before reductions	.26%E	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.21%E	.23%	.23%	.23%	.23%	.15%
Expenses net of all reductions	.21%E	.23%	.23%	.23%	.23%	.15%
Net investment income (loss)	.05%E	1.72%	1.91%	.91%	.22%	.04%
Supplemental Data
Net assets, end of period (in millions)	$255	$424	$239	$377	$276	$287

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Institutional Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.018	.020	.010	.003	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.001	.018	.020	.010	.003	.001
Distributions from net investment income	(.001)	(.018)	(.020)	(.010)	(.003)	(.001)
Total distributions	(.001)	(.018)	(.020)	(.010)	(.003)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.06%	1.86%	2.00%	.99%	.31%	.07%
Ratios to Average Net AssetsD
Expenses before reductions	.18%E	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%E	.14%	.14%	.14%	.14%	.13%
Expenses net of all reductions	.14%E	.14%	.14%	.14%	.14%	.13%
Net investment income (loss)	.12%E	1.81%	2.00%	1.00%	.31%	.11%
Supplemental Data
Net assets, end of period (in millions)	$19,940	$19,926	$10,505	$11,044	$6,645	$3,205

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Government Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of September 30, 2020

Days	% of fund's investments 9/30/20
1 - 7	46.6
8 - 30	12.2
31 - 60	9.7
61 - 90	11.8
91 - 180	17.8
> 180	1.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2020
U.S. Treasury Debt	49.7%
U.S. Government Agency Debt	27.4%
Repurchase Agreements	25.5%
Variable Rate Demand Notes (VRDNs)	0.1%
Net Other Assets (Liabilities)*	(2.7)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

9/30/20
Class I	0.01%
Class II	0.01%
Class III	0.01%
Select Class	0.01%
Institutional Class	0.03%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2020, the most recent period shown in the table, would have been (0.04)% for Class I, (0.19)% for Class II, (0.29)% for Class III, (0.08)% for Select Class, and (0.01)% for Institutional Class.

Government Portfolio

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 49.7%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 49.7%
U.S. Treasury Bills
10/1/20 to 4/1/21	0.10 to 0.19%	$66,426,186	$66,409,067
U.S. Treasury Notes
10/15/20 to 7/31/22	0.09 to 1.60 (b)	8,623,525	8,660,552
TOTAL U.S. TREASURY DEBT
(Cost $75,069,619)			75,069,619

Variable Rate Demand Note - 0.1%
California - 0.0%
FHLMC California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Heritage Park Apts. Proj.) Series 2008 C, 0.1% 10/7/20, LOC Freddie Mac, VRDN
10/7/20	0.10 (b)(c)	8,600	8,600
New York - 0.1%
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2005 A, 0.14% 10/7/20, LOC Freddie Mac, VRDN
10/7/20	0.14 (b)(c)	26,600	26,600
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2005 A, 0.14% 10/7/20, LOC Freddie Mac, VRDN
10/7/20	0.14 (b)(c)	13,300	13,300
FHLMC New York Hsg. Fin. Agcy. Rev. (Tower 31 Hsg. Proj.) Series 2005 A, 0.14% 10/7/20, LOC Freddie Mac, VRDN
10/7/20	0.14 (b)(c)	14,500	14,500
FNMA New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (155 West 21st Street Dev. Proj.) Series 2007 A, 0.14% 10/7/20, LOC Fannie Mae, VRDN
10/7/20	0.14 (b)(c)	10,300	10,300
FNMA New York Hsg. Fin. Agcy. Rev. (316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.14% 10/7/20, LOC Fannie Mae, VRDN
10/7/20	0.14 (b)(c)	12,700	12,700
FNMA New York Hsg. Fin. Agcy. Rev. (600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.15% 10/7/20, LOC Fannie Mae, VRDN
10/7/20	0.15 (b)(c)	19,800	19,800
FNMA New York Hsg. Fin. Agcy. Rev. (Tribeca Park Proj.) Series 1997 A, 0.14% 10/7/20, LOC Fannie Mae, VRDN
10/7/20	0.14 (b)(c)	8,900	8,900
FNMA New York Hsg. Fin. Agcy. Rev. (West 23rd Street Hsg. Proj.) Series 2001 A, 0.11% 10/7/20, LOC Fannie Mae, VRDN
10/7/20	0.11 (b)(c)	5,800	5,800
FNMA New York Hsg. Fin. Agcy. Rev. Series 1997 A, 0.14% 10/7/20, LOC Fannie Mae, VRDN
10/7/20	0.14 (b)(c)	8,400	8,400
FNMA New York Hsg. Fin. Agcy. Rev. Series 2004 A, 0.15% 10/7/20, LOC Fannie Mae, VRDN
10/7/20	0.15 (b)(c)	16,700	16,700
FNMA New York Hsg. Fin. Agcy. Rev. Series 2008 A, 0.12% 10/7/20, LOC Fannie Mae, VRDN
10/7/20	0.12 (b)(c)	11,640	11,640
			148,640
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $157,240)			157,240

U.S. Government Agency Debt - 27.4%
Federal Agencies - 27.4%
Fannie Mae
10/16/20 to 7/29/22	0.11 to 0.74 (b)	10,353,168	10,353,108
Federal Farm Credit Bank
10/8/20 to 4/27/21	0.10 to 0.71 (b)	1,724,000	1,724,017
Federal Home Loan Bank
10/1/20 to 9/16/22	0.05 to 0.35 (b)	24,019,895	24,019,589
Freddie Mac
11/2/20 to 8/18/22	0.10 to 0.38 (b)	5,374,900	5,374,681
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $41,471,395)			41,471,395

U.S. Government Agency Repurchase Agreement - 9.1%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.08% dated 9/30/20 due 10/1/20 (Collateralized by U.S. Government Obligations) #	$843,147	$843,145
0.09% dated 9/30/20 due 10/1/20 (Collateralized by U.S. Government Obligations) #	6,491,166	6,491,150
With:
BMO Capital Markets Corp. at:
0.11%, dated 9/2/20 due 10/7/20 (Collateralized by U.S. Government Obligations valued at $85,687,593, 2.50%, 9/1/50)	84,016	84,000
0.12%, dated 8/5/20 due 10/5/20 (Collateralized by U.S. Government Obligations valued at $114,262,257, 2.00% - 2.50%, 9/1/35 - 10/1/50)	112,023	112,000
BMO Harris Bank NA at:
0.11%, dated 9/21/20 due 10/7/20 (Collateralized by U.S. Government Obligations valued at $136,684,177, 2.50%, 8/1/40)	134,012	134,000
0.12%, dated 8/13/20 due 10/7/20 (Collateralized by U.S. Government Obligations valued at $38,664,315, 2.00% - 2.50%, 7/1/50 - 9/1/50)	37,908	37,900
0.13%, dated 8/10/20 due 10/7/20 (Collateralized by U.S. Government Obligations valued at $42,848,045, 2.50%, 7/1/50)	42,014	42,000
BNP Paribas, SA at 0.12%, dated 8/24/20 due 10/7/20 (Collateralized by U.S. Government Obligations valued at $169,372,516, 0.00% - 4.50%, 11/19/20 - 9/1/50)	166,033	166,000
Citibank NA at:
0.09%, dated 9/29/20 due 10/6/20 (Collateralized by U.S. Government Obligations valued at $67,320,337, 0.00% - 8.50%, 10/30/20 - 9/15/44)	66,001	66,000
0.1%, dated 9/29/20 due 10/6/20 (Collateralized by U.S. Treasury Obligations valued at $403,922,338, 0.00% - 7.88%, 11/18/20 - 5/15/42)	396,008	396,000
Citigroup Global Capital Markets, Inc. at:
0.1%, dated 9/29/20 due 10/6/20 (Collateralized by U.S. Government Obligations valued at $538,563,012, 1.88% - 4.50%, 3/31/22 - 7/20/50)	528,010	528,000
0.15%, dated 8/10/20 due 10/7/20 (Collateralized by U.S. Government Obligations valued at $711,094,073, 1.50% - 6.50%, 9/15/21 - 6/1/45)	697,186	697,000
Deutsche Bank AG, New York at 0.1%, dated 9/30/20 due 10/1/20 (Collateralized by U.S. Government Obligations valued at $405,970,313, 2.00% - 3.75%, 10/31/21 - 11/15/46)	395,001	395,000
Goldman Sachs & Co. at 0.08%, dated 9/30/20 due 10/1/20 (Collateralized by U.S. Government Obligations valued at $939,422,088, 2.00% - 10.00%, 10/15/20 - 7/15/60)	921,002	921,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.15%, dated:
9/9/20 due 11/9/20 (Collateralized by U.S. Government Obligations valued at $70,386,452, 2.00% - 6.00%, 9/1/21 - 8/1/50)	69,018	69,000
9/15/20 due 11/13/20 (Collateralized by U.S. Government Obligations valued at $180,552,036, 2.00% - 5.75%, 9/1/30 - 10/1/50)	177,044	177,000
Morgan Stanley & Co., LLC at 0.09%, dated 9/30/20 due 10/1/20 (Collateralized by U.S. Government Obligations valued at $694,621,817, 0.00% - 8.00%, 8/12/21 - 10/1/50)	681,002	681,000
Natixis SA at 0.11%, dated 9/21/20 due 10/7/20 (Collateralized by U.S. Government Obligations valued at $136,746,393, 0.00% - 6.38%, 10/15/20 - 8/15/50)	134,012	134,000
RBC Financial Group at 0.1%, dated 9/24/20 due 10/1/20 (Collateralized by U.S. Government Obligations valued at $466,149,064, 1.78% - 5.50%, 1/1/33 - 8/1/59)	457,009	457,000
Sumitomo Mitsui Trust Bank Ltd. at:
0.16%, dated:
9/2/20 due 10/7/20 (Collateralized by U.S. Government Obligations valued at $84,828,011, 2.00% - 3.50%, 1/15/21 - 1/1/48)	83,034	83,000
9/15/20 due 10/7/20 (Collateralized by U.S. Government Obligations valued at $178,522,057, 3.50%, 8/1/49)	175,071	175,000
0.17%, dated:
8/4/20 due 10/7/20 (Collateralized by U.S. Government Obligations valued at $107,288,061, 1.13% - 3.50%, 2/28/21 - 7/1/47)	105,045	105,000
8/17/20 due 10/7/20 (Collateralized by U.S. Government Obligations valued at $180,682,807, 2.00% - 3.50%, 5/31/21 - 7/1/49)	177,076	177,000
TD Securities (U.S.A.) at 0.09%, dated 9/30/20 due 10/1/20 (Collateralized by U.S. Government Obligations valued at $567,121,418, 2.00% - 3.50%, 8/1/49 - 9/1/50)	556,001	556,000
Wells Fargo Securities, LLC at 0.09%, dated 9/24/20 due 10/1/20 (Collateralized by U.S. Government Obligations valued at $271,328,853, 0.09% - 3.25%, 10/23/20 - 11/16/28)	266,005	266,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $13,793,195)		13,793,195

U.S. Treasury Repurchase Agreement - 16.4%
With:
Barclays Bank PLC at 0.1%, dated:
9/1/20 due 10/1/20 (Collateralized by U.S. Treasury Obligations valued at $259,150,251, 0.38% - 2.75%, 9/30/27 - 11/15/42)	252,021	252,000
9/4/20 due 10/5/20 (Collateralized by U.S. Treasury Obligations valued at $518,128,976, 2.50% - 3.75%, 11/15/43 - 2/15/48)	503,043	503,000
BMO Harris Bank NA at:
0.1%, dated 9/3/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $205,446,465, 0.00% - 2.88%, 10/8/20 - 5/15/50)	201,026	201,000
0.11%, dated 8/4/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $193,118,937, 0.00% - 4.50%, 4/22/21 - 2/15/49)	189,042	189,000
BNP Paribas, SA at:
0.1%, dated:
8/28/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $190,063,193, 0.13% - 5.50%, 11/15/20 - 2/15/50)	186,031	186,000
8/31/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $508,397,052, 0.00% - 7.63%, 10/15/20 - 2/15/50)	497,083	497,000
9/1/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $511,349,739, 0.00% - 6.88%, 10/22/20 - 8/15/50)	500,086	500,000
9/2/20 due 10/2/20 (Collateralized by U.S. Treasury Obligations valued at $516,490,068, 0.00% - 5.50%, 10/15/20 - 11/15/48)	505,042	505,000
9/25/20 due 10/2/20 (Collateralized by U.S. Treasury Obligations valued at $706,884,322, 0.00% - 5.50%, 3/25/21 - 2/15/50)	690,013	690,000
9/28/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $485,769,613, 0.00% - 6.75%, 3/25/21 - 2/15/50)	475,040	475,000
0.11%, dated:
8/5/20 due 10/5/20 (Collateralized by U.S. Treasury Obligations valued at $1,177,655,589, 0.00% - 6.38%, 10/15/20 - 2/15/49)	1,150,214	1,150,000
8/24/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $1,139,318,816, 0.00% - 7.25%, 10/15/20 - 8/15/49)	1,114,704	1,114,500
9/8/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $382,047,501, 0.00% - 7.63%, 10/15/20 - 11/15/49)	374,034	374,000
9/14/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $1,524,005,764, 0.00% - 6.13%, 11/19/20 - 2/15/50)	1,492,137	1,492,000
9/15/20 due 10/7/20
(Collateralized by U.S. Treasury Obligations valued at $249,971,267, 0.00% - 6.38%, 10/15/20 - 2/15/50)	245,022	245,000
(Collateralized by U.S. Treasury Obligations valued at $375,753,162, 0.00% - 7.63%, 10/15/20 - 2/15/50)	367,535	367,500
0.12%, dated 8/10/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $979,730,687, 0.00% - 7.63%, 11/15/20 - 2/15/50)	956,191	956,000
Credit AG at:
0.1%, dated:
9/22/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $249,266,320, 2.25% - 4.25%, 11/15/40 - 8/15/46)	242,021	242,000
9/23/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $135,663,087, 0.25%, 6/30/25)	133,011	133,000
0.11%, dated:
9/14/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $467,305,632, 2.88% - 4.75%, 2/15/37 - 11/15/46)	456,042	456,000
9/17/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $314,163,540, 1.38% - 3.00%, 8/15/45 - 8/15/50)	305,030	305,000
Credit Agricole CIB at:
0.09%, dated 9/30/20 due 10/1/20 (Collateralized by U.S. Treasury Obligations valued at $345,663,998, 1.50% - 5.25%, 12/31/20 - 11/15/28)	339,001	339,000
0.1%, dated:
9/25/20 due 10/2/20
(Collateralized by U.S. Treasury Obligations valued at $121,397,478, 1.38% - 1.50%, 1/31/22 - 10/31/24)	119,002	119,000
(Collateralized by U.S. Treasury Obligations valued at $251,949,517, 1.50% - 2.13%, 7/31/22 - 10/31/24)	247,005	247,000
9/28/20 due 10/5/20 (Collateralized by U.S. Treasury Obligations valued at $244,965,045, 2.13% - 3.00%, 9/30/24 - 2/15/49)	237,005	237,000
9/29/20 due:
10/5/20 (Collateralized by U.S. Treasury Obligations valued at $610,714,656, 1.50% - 3.75%, 11/15/21 - 8/15/47)	594,010	594,000
10/6/20 (Collateralized by U.S. Treasury Obligations valued at $241,688,299, 1.38% - 2.13%, 5/15/22 - 7/31/24)	237,005	237,000
9/30/20 due 10/6/20 (Collateralized by U.S. Treasury Obligations valued at $385,434,648, 1.50% - 3.38%, 9/30/21 - 5/15/44)	378,006	378,000
ING Financial Markets LLC at 0.09%, dated:
9/29/20 due 10/6/20 (Collateralized by U.S. Treasury Obligations valued at $24,480,132, 0.00% - 2.88%, 10/15/20 - 5/15/50)	24,000	24,000
9/30/20 due:
10/1/20 (Collateralized by U.S. Treasury Obligations valued at $1,265,731,922, 0.63% - 8.00%, 5/15/21 - 2/15/28)	1,240,003	1,240,000
10/7/20 (Collateralized by U.S. Treasury Obligations valued at $25,750,179, 2.75%, 11/15/42)	25,000	25,000
J.P. Morgan Securities, LLC at:
0.09%, dated 9/25/20 due 10/2/20 (Collateralized by U.S. Treasury Obligations valued at $1,058,775,886, 0.00% - 1.50%, 10/8/20 - 8/31/22)	1,038,018	1,038,000
0.1%, dated:
9/21/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $243,786,816, 0.13%, 9/30/22)	239,020	239,000
9/25/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $476,858,043, 0.00% - 0.25%, 11/5/20 - 8/31/25)	467,536	467,500
Lloyds Bank PLC at:
0.16%, dated:
8/19/20 due 11/19/20 (Collateralized by U.S. Treasury Obligations valued at $241,889,583, 2.75% - 6.00%, 11/15/23 - 2/15/26)	237,097	237,000
8/21/20 due 11/23/20 (Collateralized by U.S. Treasury Obligations valued at $127,490,240, 1.50% - 1.63%, 8/15/26 - 9/30/26)	125,052	125,000
9/15/20 due 12/15/20 (Collateralized by U.S. Treasury Obligations valued at $25,511,741, 2.00%, 11/30/22)	25,010	25,000
0.21%, dated:
7/13/20 due 10/13/20 (Collateralized by U.S. Treasury Obligations valued at $132,690,239, 1.50% - 6.00%, 4/30/24 - 8/15/26)	130,070	130,000
7/17/20 due 10/16/20 (Collateralized by U.S. Treasury Obligations valued at $131,606,572, 2.00% - 6.00%, 11/15/23 - 2/15/26)	129,068	129,000
7/20/20 due 10/20/20 (Collateralized by U.S. Treasury Obligations valued at $131,809,128, 1.50% - 6.00%, 2/28/22 - 9/30/26)	129,069	129,000
7/21/20 due 10/22/20 (Collateralized by U.S. Treasury Obligations valued at $129,661,143, 1.50% - 1.63%, 11/15/22 - 8/15/26)	127,069	127,000
7/22/20 due 10/26/20 (Collateralized by U.S. Treasury Obligations valued at $129,581,799, 1.50% - 6.00%, 5/15/21 - 8/15/26)	127,071	127,000
Mizuho Bank, Ltd. at 0.08%, dated 9/30/20 due 10/1/20 (Collateralized by U.S. Treasury Obligations valued at $270,012,453, 2.38%, 5/15/29)	264,001	264,000
MUFG Securities EMEA PLC at:
0.09%, dated:
9/30/20 due 10/1/20 (Collateralized by U.S. Treasury Obligations valued at $2,015,324,053, 0.25% - 2.75%, 12/31/20 - 5/15/29)	1,976,005	1,976,000
10/1/20 due 10/7/20(d)	402,015	402,000
0.1%, dated 9/30/20 due 10/6/20 (Collateralized by U.S. Treasury Obligations valued at $905,496,216, 1.25% - 3.00%, 11/15/22 - 2/15/47)	888,015	888,000
0.11%, dated:
9/14/20 due 10/2/20 (Collateralized by U.S. Treasury Obligations valued at $287,103,426, 0.25% - 2.25%, 5/31/22 - 11/15/27)	281,515	281,500
9/15/20 due 10/2/20 (Collateralized by U.S. Treasury Obligations valued at $328,443,988, 1.63% - 6.63%, 11/15/21 - 11/15/27)	322,017	322,000
9/17/20 due 10/1/20 (Collateralized by U.S. Treasury Obligations valued at $276,406,094, 2.00%, 5/31/24)	271,012	271,000
Natixis SA at:
0.1%, dated:
9/2/20 due 10/5/20 (Collateralized by U.S. Treasury Obligations valued at $271,380,381, 0.00% - 6.00%, 10/15/20 - 2/15/50)	266,024	266,000
9/21/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $246,871,419, 0.00% - 5.38%, 10/15/20 - 8/15/50)	242,020	242,000
0.11%, dated:
9/17/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $248,129,079, 0.00% - 5.38%, 10/15/20 - 2/15/50)	242,024	242,000
9/18/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $247,507,365, 0.00% - 5.38%, 10/15/20 - 2/15/50)	242,024	242,000
Norinchukin Bank at:
0.15%, dated:
8/5/20 due 10/6/20 (Collateralized by U.S. Treasury Obligations valued at $193,845,328, 2.00%, 11/15/26)	190,049	190,000
8/7/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $91,820,769, 1.50% - 2.38%, 8/15/26 - 5/15/27)	90,023	90,000
8/11/20 due 10/13/20 (Collateralized by U.S. Treasury Obligations valued at $127,526,655, 1.50% - 2.38%, 8/15/26 - 5/15/27)	125,033	125,000
8/24/20 due 11/24/20 (Collateralized by U.S. Treasury Obligations valued at $126,499,569, 1.50% - 2.38%, 8/15/26 - 5/15/27)	124,048	124,000
8/25/20 due 11/20/20 (Collateralized by U.S. Treasury Obligations valued at $183,627,571, 1.50%, 8/15/26)	180,065	180,000
8/26/20 due 11/13/20 (Collateralized by U.S. Treasury Obligations valued at $126,498,497, 1.50%, 8/15/26)	124,041	124,000
9/1/20 due 12/3/20 (Collateralized by U.S. Treasury Obligations valued at $64,267,843, 1.50%, 8/15/26)	63,024	63,000
0.16%, dated:
8/18/20 due 11/18/20 (Collateralized by U.S. Treasury Obligations valued at $127,524,406, 2.00% - 2.75%, 6/30/25 - 11/15/26)	125,051	125,000
8/19/20 due 11/19/20 (Collateralized by U.S. Treasury Obligations valued at $102,019,166, 2.00% - 2.75%, 6/30/25 - 11/15/26)	100,041	100,000
Prudential Insurance Co. of America at:
0.09%, dated 9/30/20 due 10/1/20 (Collateralized by U.S. Treasury Obligations valued at $210,038,539, 2.25% - 7.50%, 3/31/21 - 2/15/36)	205,763	205,763
0.15%, dated 9/28/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $455,311,479, 1.75% - 8.00%, 9/30/21 - 2/15/31)	446,558	446,502
Societe Generale at 0.09%, dated:
9/24/20 due 10/1/20 (Collateralized by U.S. Treasury Obligations valued at $242,307,409, 0.00% - 8.13%, 10/15/20 - 8/15/49)	236,004	236,000
9/25/20 due 10/2/20 (Collateralized by U.S. Treasury Obligations valued at $159,838,633, 0.00% - 7.88%, 10/15/20 - 2/15/48)	156,003	156,000
Sumitomo Mitsui Trust Bank Ltd. at 0.13%, dated 9/18/20 due 10/7/20 (Collateralized by U.S. Treasury Obligations valued at $120,608,229, 1.38% - 3.63%, 4/30/21 - 2/15/44)	117,008	117,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $24,725,265)		24,725,265
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $155,216,714)		155,216,714
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(4,074,101)
NET ASSETS - 100%		$151,142,613

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$843,145,000 due 10/01/20 at 0.08%
BofA Securities, Inc	$208,008
JP Morgan Securities LLC	163,520
Mitsubishi UFJ Securities (USA), Inc.	16,064
Societe Generale (PARIS)	3,189
Sumitomo Mitsui Banking Corp.	381,730
Wells Fargo Securities LLC	70,634
$843,145
$6,491,150,000 due 10/01/20 at 0.09%
Bank Of America, N.A.	$792,608
BofA Securities, Inc	722,663
Citibank NA	220,190
Citigroup Global Markets, Inc.	330,285
HSBC Securities (USA), Inc.	308,266
JP Morgan Securities LLC	568,104
Mitsubishi UFJ Securities (USA), Inc.	55,810
Mizuho Securities USA, Inc.	110,095
Nomura Securities International, Inc.	251,016
RBC Dominion Securities, Inc.	550,474
Royal Bank Of Canada (NY BRANCH)	1,369,551
Societe Generale (PARIS)	132,282
Sumitomo Mitsui Banking Corp.	1,063,292
Wells Fargo Securities LLC	16,514
$6,491,150

See accompanying notes which are an integral part of the financial statements.

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $38,518,460) — See accompanying schedule: Unaffiliated issuers (cost $155,216,714)		$155,216,714
Receivable for fund shares sold		191,934
Interest receivable		44,856
Prepaid expenses		288
Receivable from investment adviser for expense reductions		4,385
Other receivables		1,071
Total assets		155,459,248
Liabilities
Payable for investments purchased	$4,093,350
Payable for fund shares redeemed	196,812
Distributions payable	1,606
Accrued management fee	18,324
Distribution and service plan fees payable	2
Other affiliated payables	4,911
Other payables and accrued expenses	1,630
Total liabilities		4,316,635
Net Assets		$151,142,613
Net Assets consist of:
Paid in capital		$151,142,789
Total accumulated earnings (loss)		(176)
Net Assets		$151,142,613
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($34,640,761 ÷ 34,629,937 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($1,103,042 ÷ 1,102,431 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($3,703,977 ÷ 3,702,061 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($462,872 ÷ 462,809 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($111,231,961 ÷ 111,233,760 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2020 (Unaudited)
Investment Income
Interest		$223,225
Expenses
Management fee	$120,266
Transfer agent fees	32,536
Distribution and service plan fees	5,390
Accounting fees and expenses	2,112
Custodian fees and expenses	671
Independent trustees' fees and expenses	237
Registration fees	354
Audit	25
Legal	26
Miscellaneous	304
Total expenses before reductions	161,921
Expense reductions	(30,895)
Total expenses after reductions		131,026
Net investment income (loss)		92,199
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(47)
Total net realized gain (loss)		(47)
Net increase in net assets resulting from operations		$92,152

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$92,199	$2,279,470
Net realized gain (loss)	(47)	370
Net increase in net assets resulting from operations	92,152	2,279,840
Distributions to shareholders	(93,166)	(2,276,551)
Share transactions - net increase (decrease)	(21,426,894)	63,497,681
Total increase (decrease) in net assets	(21,427,908)	63,500,970
Net Assets
Beginning of period	172,570,521	109,069,551
End of period	$151,142,613	$172,570,521

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Government Portfolio Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.018	.020	.009	.003	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.018	.020	.009	.003	.001
Distributions from net investment income	–A	(.018)	(.020)	(.009)	(.003)	(.001)
Total distributions	–A	(.018)	(.020)	(.009)	(.003)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.04%	1.83%	1.97%	.95%	.31%	.06%
Ratios to Average Net AssetsD
Expenses before reductions	.20%E	.21%	.21%	.20%	.21%	.21%
Expenses net of fee waivers, if any	.18%E	.18%	.18%	.18%	.18%	.16%
Expenses net of all reductions	.18%E	.18%	.18%	.18%	.18%	.16%
Net investment income (loss)	.08%E	1.77%	1.96%	.95%	.33%	.08%
Supplemental Data
Net assets, end of period (in millions)	$34,641	$45,360	$29,352	$31,829	$31,498	$22,047

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Class II

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.017	.018	.008	.002	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.017	.018	.008	.002	–A
Distributions from net investment income	–A	(.017)	(.018)	(.008)	(.002)	–A
Total distributions	–A	(.017)	(.018)	(.008)	(.002)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	1.68%	1.82%	.80%	.16%	.02%
Ratios to Average Net AssetsD
Expenses before reductions	.35%E	.36%	.36%	.35%	.36%	.36%
Expenses net of fee waivers, if any	.24%E	.33%	.33%	.33%	.33%	.20%
Expenses net of all reductions	.24%E	.33%	.33%	.33%	.33%	.20%
Net investment income (loss)	.02%E	1.62%	1.81%	.80%	.18%	.04%
Supplemental Data
Net assets, end of period (in millions)	$1,103	$697	$836	$744	$909	$485

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Class III

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.016	.017	.007	.001	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.016	.017	.007	.001	–A
Distributions from net investment income	–A	(.016)	(.017)	(.007)	(.001)	–A
Total distributions	–A	(.016)	(.017)	(.007)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	1.57%	1.72%	.70%	.07%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.45%E	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.25%E	.43%	.43%	.43%	.43%	.21%
Expenses net of all reductions	.25%E	.43%	.43%	.43%	.43%	.21%
Net investment income (loss)	.01%E	1.52%	1.71%	.70%	.09%	.03%
Supplemental Data
Net assets, end of period (in millions)	$3,704	$3,704	$3,397	$3,351	$3,038	$1,957

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.018	.019	.009	.003	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.018	.019	.009	.003	–A
Distributions from net investment income	–A	(.018)	(.019)	(.009)	(.003)	–A
Total distributions	–A	(.018)	(.019)	(.009)	(.003)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.02%	1.78%	1.92%	.90%	.26%	.05%
Ratios to Average Net AssetsD
Expenses before reductions	.25%E	.26%	.25%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.21%E	.23%	.23%	.23%	.23%	.17%
Expenses net of all reductions	.21%E	.23%	.23%	.23%	.23%	.17%
Net investment income (loss)	.05%E	1.72%	1.91%	.90%	.28%	.07%
Supplemental Data
Net assets, end of period (in millions)	$463	$498	$335	$450	$641	$286

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Institutional Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.019	.020	.010	.004	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.001	.019	.020	.010	.004	.001
Distributions from net investment income	(.001)	(.019)	(.020)	(.010)	(.004)	(.001)
Total distributions	(.001)	(.019)	(.020)	(.010)	(.004)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.06%	1.87%	2.01%	.99%	.35%	.08%
Ratios to Average Net AssetsD
Expenses before reductions	.17%E	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%E	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%E	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	.12%E	1.81%	2.00%	.99%	.37%	.10%
Supplemental Data
Net assets, end of period (in millions)	$111,232	$122,312	$75,150	$64,695	$58,310	$19,281

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of September 30, 2020

Days	% of fund's investments 9/30/20
1 - 7	22.1
8 - 30	15.7
31 - 60	21.0
61 - 90	19.3
91 - 180	21.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2020
Certificates of Deposit	16.3%
Commercial Paper	24.6%
U.S. Treasury Debt	43.1%
Non-Negotiable Time Deposit	5.6%
Other Instruments	0.4%
Repurchase Agreements	12.5%
Net Other Assets (Liabilities)*	(2.5)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

9/30/20
Class I	0.02%
Class II	0.01%
Class III	0.01%
Select Class	0.01%
Institutional Class	0.06%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2020, the most recent period shown in the table, would have been 0.00% for Class I, (0.16)% for Class II, (0.26)% for Class III, (0.05)% for Select Class, and 0.03% for Institutional Class.

Money Market Portfolio

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 16.3%
	Yield(a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - 16.3%
Bank of Montreal
11/17/20 to 3/22/21	0.17 to 0.32 (b)%	$978,000	$978,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
10/20/20 to 11/25/20	0.23 to 0.25	1,536,500	1,536,500
Bayerische Landesbank
10/26/20 to 11/13/20	0.20	523,000	523,000
Landesbank Baden-Wuerttemberg New York Branch
11/2/20	0.21	523,000	523,000
Mitsubishi UFJ Trust & Banking Corp.
10/7/20 to 12/18/20	0.18 to 0.34	1,186,000	1,186,000
Mizuho Corporate Bank Ltd.
11/3/20 to 12/2/20	0.20 to 0.23	1,595,000	1,595,004
Sumitomo Mitsui Banking Corp.
10/6/20 to 1/21/21	0.20 to 0.30(b)	1,959,000	1,959,000
Sumitomo Mitsui Trust Bank Ltd.
11/13/20 to 12/18/20	0.18 to 0.21	1,731,000	1,731,000
TOTAL CERTIFICATE OF DEPOSIT
(Cost $10,031,504)			10,031,504

Financial Company Commercial Paper - 24.3%
Bank of Nova Scotia
11/13/20 to 2/19/21	0.25 to 0.27 (b)	386,000	385,853
BPCE SA
10/26/20 to 1/4/21	0.20	2,899,000	2,898,019
Caisse d'Amort de la Dette Sociale
3/4/21 to 3/9/21	0.20 to 0.21 (c)	950,000	949,170
Canadian Imperial Bank of Commerce
3/10/21	0.21	253,000	252,764
Citigroup Global Markets, Inc.
12/4/20 to 3/1/21	0.20	1,044,000	1,043,324
Federation des caisses Desjardin
12/21/20 to 3/18/21	0.20 to 0.30	733,000	732,386
Landesbank Baden-Wurttemberg
10/1/20	0.10	130,000	130,000
Lloyds Bank PLC
11/16/20 to 11/27/20	0.23	913,000	912,693
Mitsubishi UFJ Trust & Banking Corp.
10/27/20 to 12/16/20	0.18 to 0.23	369,000	368,874
Mizuho Bank Ltd. Singapore Branch
10/7/20 to 11/25/20	0.22 to 0.26	390,000	389,906
National Bank of Canada
2/9/21 to 3/23/21	0.19 to 0.21	792,000	791,298
PSP Capital, Inc.
3/1/21	0.20 (c)	98,000	97,918
Rabobank Nederland New York Branch
10/1/20	0.08	391,096	391,096
Sumitomo Mitsui Trust Bank Ltd.
10/20/20 to 12/21/20	0.20 to 0.28	1,257,997	1,257,633
Svenska Handelsbanken AB
3/9/21 to 3/23/21	0.20	722,000	721,342
The Toronto-Dominion Bank
10/9/20 to 3/15/21	0.20 to 0.32 (b)	2,915,000	2,912,869
Toyota Motor Credit Corp.
3/18/21 to 3/24/21	0.26	210,000	209,741
UBS AG London Branch
12/29/20	0.29 (b)(d)	478,000	478,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $14,922,886)			14,922,886

Asset Backed Commercial Paper - 0.3%
Atlantic Asset Securitization Corp. (Liquidity Facility Credit Agricole CIB)
10/1/20	0.10	78,000	78,000
Autobahn Funding Co. LLC (Liquidity Facility DZ BANK AG)
10/1/20	0.09	30,000	30,000
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
11/30/20	0.20	55,000	54,982
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $162,982)			162,982

U.S. Treasury Debt - 43.1%
U.S. Treasury Obligations - 43.1%
U.S. Treasury Bills
10/1/20 to 2/9/21	0.10 to 0.19	26,204,391	26,199,658
U.S. Treasury Notes
7/31/21 to 10/31/21	0.32 to 0.40 (b)(d)	310,000	309,929
TOTAL U.S. TREASURY DEBT
(Cost $26,509,587)			26,509,587

Other Instrument - 0.4%
Master Notes - 0.4%
Toyota Motor Credit Corp.
10/7/20
(Cost $228,000)	0.35 (b)(d)(e)	228,000	228,000

Variable Rate Demand Note - 0.0%
Wisconsin - 0.0%
Green Bay Redev. Auth. (Green Bay Packaging, Inc. Proj.) Series 2019, 0.18% 10/7/20, LOC Wells Fargo Bank NA, VRDN
10/7/20
(Cost $18,700)	0.18 (b)(c)(f)	18,700	18,700

Non-Negotiable Time Deposit - 5.6%
Time Deposits - 5.6%
Barclays Bank PLC
10/1/20	0.18	3,080,000	3,080,000
BNP Paribas SA
10/1/20	0.08	200,000	200,000
Natixis SA
10/1/20	0.08	175,000	175,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $3,455,000)			3,455,000

U.S. Government Agency Repurchase Agreement - 4.5%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.08% dated 9/30/20 due 10/1/20 (Collateralized by U.S. Government Obligations) #	$493,221	$493,220
0.09% dated 9/30/20 due 10/1/20 (Collateralized by U.S. Government Obligations) #	1,605,996	1,605,992
With:
Deutsche Bank AG, New York at 0.1%, dated 9/30/20 due 10/1/20 (Collateralized by U.S. Government Obligations valued at $164,799,920, 3.05% - 6.50%, 9/15/28 - 11/15/46)	160,000	160,000
Morgan Stanley & Co., LLC at 0.09%, dated 9/30/20 due 10/1/20 (Collateralized by U.S. Government Obligations valued at $281,523,513, 1.50% - 8.50%, 5/1/21 - 10/1/50)	276,001	276,000
TD Securities (U.S.A.) at 0.09%, dated 9/30/20 due 10/1/20 (Collateralized by U.S. Government Obligations valued at $230,520,577, 4.00%, 3/1/49)	226,001	226,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $2,761,212)		2,761,212

Other Repurchase Agreement - 8.0%
Other Repurchase Agreement - 8.0%
With:
BMO Capital Markets Corp. at:
0.23%, dated 9/30/20 due 10/1/20 (Collateralized by Corporate Obligations valued at $114,451,526, 1.35% - 4.70%, 11/19/21 - 11/10/50)	109,001	109,000
0.33%, dated 9/30/20 due 10/1/20 (Collateralized by Equity Securities valued at $177,121,717)	164,002	164,000
0.36%, dated 9/30/20 due 10/1/20 (Collateralized by Corporate Obligations valued at $175,643,326, 3.20% - 8.50%, 12/1/22 - 4/1/49)	164,002	164,000
BNP Paribas Prime Brokerage, Inc. at:
0.38%, dated 9/30/20 due 10/1/20 (Collateralized by Equity Securities valued at $522,725,520)	484,005	484,000
0.6%, dated 9/17/20 due 11/4/20 (Collateralized by Equity Securities valued at $290,321,959)(b)(d)(g)	269,215	269,000
BofA Securities, Inc. at 0.73%, dated 9/14/20 due 1/4/21 (Collateralized by Corporate Obligations valued at $143,845,198, 0.00% - 10.88%, 1/11/21 - 8/15/60)	135,348	135,000
Citigroup Global Markets, Inc. at:
0.6%, dated 8/11/20 due 11/4/20 (Collateralized by Corporate Obligations valued at $83,769,942, 0.00% - 7.45%, 9/29/22 - 2/12/51)(b)(d)(g)	80,113	80,000
0.67%, dated:
8/19/20 due 11/17/20 (Collateralized by Corporate Obligations valued at $58,366,673, 0.29% - 7.83%, 6/15/30 - 11/3/44)	54,090	54,000
8/31/20 due 11/30/20 (Collateralized by Corporate Obligations valued at $57,272,695, 0.00% - 5.45%, 11/15/21 - 8/25/47)	53,090	53,000
0.71%, dated 9/24/20 due 1/22/21 (Collateralized by Corporate Obligations valued at $116,656,103, 0.00% - 7.60%, 7/5/33 - 3/25/58)	108,256	108,000
Deutsche Bank AG at 0.58%, dated 9/30/20 due 10/1/20 (Collateralized by Municipal Bond Obligations valued at $283,087,646, 0.00% - 6.25%, 10/1/22 - 8/15/40)	269,004	269,000
J.P. Morgan Securities, LLC at:
0.33%, dated:
9/22/20 due 10/7/20 (Collateralized by Equity Securities valued at $611,330,431)(b)(d)(g)	566,078	566,000
9/28/20 due 10/7/20 (Collateralized by Corporate Obligations valued at $282,457,768, 0.38% - 9.38%, 10/21/20 - 10/1/20)(b)(d)(g)	269,022	269,000
0.38%, dated 9/28/20 due 10/7/20 (Collateralized by Corporate Obligations valued at $289,749,832, 0.00% - 6.25%, 1/15/21 - 4/1/39)(b)(d)(g)	269,026	269,000
Mizuho Securities U.S.A., Inc. at 0.47%, dated 9/30/20 due 10/1/20 (Collateralized by Equity Securities valued at $173,833,656)	161,002	161,000
Morgan Stanley & Co., Inc. at 0.63%, dated 7/27/20 due 10/26/20 (Collateralized by Equity Securities valued at $28,103,053)	26,041	26,000
RBS Securities, Inc. at 0.35%, dated 9/30/20 due 10/1/20 (Collateralized by U.S. Treasury Obligations valued at $138,309,457, 0.13% - 5.21%, 10/27/21 - 3/8/47)	134,001	134,000
Societe Generale at:
0.31%, dated 9/30/20 due 10/1/20 (Collateralized by Corporate Obligations valued at $522,724,501, 0.00% - 13.00%, 1/26/21 - 7/15/80)	484,004	484,000
0.33%, dated 9/29/20 due 10/6/20 (Collateralized by Corporate Obligations valued at $173,869,263, 0.00% - 12.25%, 1/26/21 - 10/7/79)	161,010	161,000
0.45%, dated 9/30/20 due 10/1/20 (Collateralized by Corporate Obligations valued at $232,119,504, 0.25% - 12.00%, 3/18/21 - 10/7/79)	215,003	215,000
0.46%, dated 9/29/20 due 10/6/20 (Collateralized by Corporate Obligations valued at $58,321,491, 0.28% - 12.00%, 3/25/21 - 8/17/49)	54,005	54,000
Wells Fargo Securities, LLC at:
0.48%, dated 9/30/20 due 10/1/20 (Collateralized by Corporate Obligations valued at $58,320,778, 1.25% - 5.25%, 5/1/24 - 7/1/25)	54,001	54,000
0.51%, dated:
9/24/20 due 10/1/20 (Collateralized by Corporate Obligations valued at $174,977,351, 0.00% - 5.50%, 6/15/21 - 2/15/30)	162,016	162,000
9/25/20 due 10/2/20 (Collateralized by Corporate Obligations valued at $58,324,958, 0.13% - 4.38%, 2/1/22 - 8/15/26)	54,005	54,000
0.6%, dated 9/25/20 due 10/23/20 (Collateralized by Corporate Obligations valued at $174,977,496, 0.25% - 6.50%, 3/15/22 - 3/1/28)	162,076	162,000
0.8%, dated 9/10/20 due 12/9/20 (Collateralized by Corporate Obligations valued at $175,041,648, 0.00% - 5.75%, 10/15/21 - 3/15/26)	162,324	162,000
0.91%, dated 8/12/20 due 11/12/20 (Collateralized by Corporate Obligations valued at $143,821,545, 0.63% - 5.00%, 6/15/23 - 9/15/27)	133,309	133,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $4,955,000)		4,955,000
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $63,044,871)		63,044,871
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(1,529,409)
NET ASSETS - 100%		$61,515,462

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,065,788,000 or 1.7% of net assets.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $228,000,000 or 0.4% of net assets.

 (f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (g) The maturity amount is based on the rate at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Toyota Motor Credit Corp. 0.35%, 10/7/20	3/2/20	$228,000

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$493,220,000 due 10/01/20 at 0.08%
BNY Mellon Capital Markets LLC	$255,042
BofA Securities, Inc.	84,339
JP Morgan Securities LLC	66,301
Mitsubishi UFJ Securities (USA), Inc.	6,514
Societe Generale (PARIS)	1,293
Sumitomo Mitsui Banking Corp.	51,092
Wells Fargo Securities LLC	28,639
$493,220
$1,605,992,000 due 10/01/20 at 0.09%
BNY Mellon Capital Markets LLC	$4,820
Bank Of America, N.A.	321,373
Citibank NA	89,279
Citigroup Global Markets, Inc.	133,918
HSBC Securities (USA), Inc.	124,990
Mizuho Securities USA, Inc.	44,639
Nomura Securities International, Inc.	101,778
RBC Dominion Securities, Inc.	223,197
Royal Bank Of Canada (NY BRANCH)	555,302
Wells Fargo Securities LLC	6,696
$1,605,992

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $7,716,212) — See accompanying schedule: Unaffiliated issuers (cost $63,044,871)		$63,044,871
Cash		1
Receivable for fund shares sold		101,769
Interest receivable		5,280
Prepaid expenses		108
Receivable from investment adviser for expense reductions		1,694
Other receivables		1,004
Total assets		63,154,727
Liabilities
Payable for investments purchased	$1,500,671
Payable for fund shares redeemed	127,321
Distributions payable	215
Accrued management fee	7,306
Distribution and service plan fees payable	9
Other affiliated payables	2,431
Other payables and accrued expenses	1,312
Total liabilities		1,639,265
Net Assets		$61,515,462
Net Assets consist of:
Paid in capital		$61,515,340
Total accumulated earnings (loss)		122
Net Assets		$61,515,462
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($26,562,416 ÷ 26,553,816 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($287,444 ÷ 287,376 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($16,896 ÷ 16,898 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($45,116 ÷ 45,105 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($34,603,590 ÷ 34,591,407 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2020 (Unaudited)
Investment Income
Interest (including $48 from affiliated interfund lending)		$147,707
Expenses
Management fee	$44,952
Transfer agent fees	13,838
Distribution and service plan fees	295
Accounting fees and expenses	1,089
Custodian fees and expenses	358
Independent trustees' fees and expenses	93
Registration fees	350
Audit	24
Legal	14
Miscellaneous	139
Total expenses before reductions	61,152
Expense reductions	(10,134)
Total expenses after reductions		51,018
Net investment income (loss)		96,689
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		5
Total net realized gain (loss)		5
Net increase in net assets resulting from operations		$96,694

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$96,689	$1,337,491
Net realized gain (loss)	5	129
Net increase in net assets resulting from operations	96,694	1,337,620
Distributions to shareholders	(96,685)	(1,336,263)
Share transactions - net increase (decrease)	(603,333)	6,541,808
Total increase (decrease) in net assets	(603,324)	6,543,165
Net Assets
Beginning of period	62,118,786	55,575,621
End of period	$61,515,462	$62,118,786

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.020	.022	.013	.006	.002
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.001	.020	.022	.013	.006	.002
Distributions from net investment income	(.001)	(.020)	(.022)	(.013)	(.006)	(.002)
Total distributions	(.001)	(.020)	(.022)	(.013)	(.006)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.14%	2.01%	2.23%	1.29%	.63%	.18%
Ratios to Average Net AssetsD
Expenses before reductions	.21%E	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%E	.18%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.18%E	.18%	.18%	.18%	.18%	.18%
Net investment income (loss)	.28%E	1.96%	2.25%	1.31%	.56%	.17%
Supplemental Data
Net assets, end of period (in millions)	$26,562	$25,801	$22,140	$12,545	$7,631	$19,911

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Class II

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.018	.021	.011	.005	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.001	.018	.021	.011	.005	.001
Distributions from net investment income	(.001)	(.018)	(.021)	(.011)	(.005)	(.001)
Total distributions	(.001)	(.018)	(.021)	(.011)	(.005)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.08%	1.86%	2.08%	1.14%	.48%	.06%
Ratios to Average Net AssetsD
Expenses before reductions	.36%E	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.30%E	.33%	.33%	.33%	.33%	.30%
Expenses net of all reductions	.30%E	.33%	.33%	.33%	.33%	.30%
Net investment income (loss)	.16%E	1.81%	2.10%	1.16%	.41%	.06%
Supplemental Data
Net assets, end of period (in millions)	$287	$394	$368	$68	$14	$76

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Class III

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.017	.020	.010	.004	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.001	.017	.020	.010	.004	–A
Distributions from net investment income	(.001)	(.017)	(.020)	(.010)	(.004)	–A
Total distributions	(.001)	(.017)	(.020)	(.010)	(.004)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.06%	1.76%	1.98%	1.04%	.38%	.03%
Ratios to Average Net AssetsD
Expenses before reductions	.45%E	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.34%E	.43%	.43%	.43%	.43%	.32%
Expenses net of all reductions	.34%E	.43%	.43%	.43%	.43%	.32%
Net investment income (loss)	.12%E	1.71%	2.00%	1.06%	.31%	.03%
Supplemental Data
Net assets, end of period (in millions)	$17	$13	$33	$132	$91	$1,129

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.019	.022	.012	.006	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.001	.019	.022	.012	.006	.001
Distributions from net investment income	(.001)	(.019)	(.022)	(.012)	(.006)	(.001)
Total distributions	(.001)	(.019)	(.022)	(.012)	(.006)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.12%	1.96%	2.18%	1.24%	.58%	.13%
Ratios to Average Net AssetsD
Expenses before reductions	.26%E	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%E	.23%	.23%	.23%	.23%	.23%
Expenses net of all reductions	.23%E	.23%	.23%	.23%	.23%	.23%
Net investment income (loss)	.23%E	1.91%	2.20%	1.26%	.51%	.12%
Supplemental Data
Net assets, end of period (in millions)	$45	$59	$33	$16	$12	$224

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Institutional Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.020	.022	.013	.007	.002
Net realized and unrealized gain (loss)	–A	–A	.001	–A	–A	–A
Total from investment operations	.002	.020	.023	.013	.007	.002
Distributions from net investment income	(.002)	(.020)	(.023)	(.013)	(.007)	(.002)
Total distributions	(.002)	(.020)	(.023)	(.013)	(.007)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.16%	2.05%	2.28%	1.33%	.67%	.22%
Ratios to Average Net AssetsD
Expenses before reductions	.18%E	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%E	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%E	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	.32%E	2.00%	2.29%	1.35%	.60%	.21%
Supplemental Data
Net assets, end of period (in millions)	$34,604	$35,852	$33,002	$15,913	$10,043	$21,863

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of September 30, 2020

Days	% of fund's investments 9/30/20
1 - 7	79.4
8 - 30	2.2
31 - 60	5.0
61 - 90	2.7
91 - 180	5.4
> 180	5.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2020
Variable Rate Demand Notes (VRDNs)	18.3%
Tender Option Bond	52.9%
Other Municipal Security	21.9%
Investment Companies	8.1%
Net Other Assets (Liabilities)*	(1.2)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

9/30/20
Class I	0.04%
Class II	0.01%
Class III	0.01%
Select Class	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2020, the most recent period shown in the table, would have been 0.00% for Class I, (0.15)% for Class II, (0.25)% for Class III, and (0.05)% for Select Class.

Tax-Exempt Portfolio

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 18.3%
	Principal Amount (000s)	Value (000s)
Alabama - 2.7%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 2014 A, 0.14% 10/1/20, VRDN (a)	$29,375	$29,375
Series 2014 B, 0.14% 10/1/20, VRDN (a)	39,110	39,110
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1998, 0.14% 10/1/20, VRDN (a)	5,700	5,700
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.16% 10/7/20, LOC Bayerische Landesbank, VRDN (a)	26,600	26,600
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 0.2% 10/7/20, VRDN (a)	17,050	17,050
Series 2009, 0.14% 10/1/20, VRDN (a)	33,685	33,685
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.15% 10/1/20, VRDN (a)	5,100	5,100
		156,620
Alaska - 2.5%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.16% 10/7/20 (ConocoPhillips Co. Guaranteed), VRDN (a)	58,100	58,100
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.22% 10/7/20 (ConocoPhillips Co. Guaranteed), VRDN (a)	53,400	53,400
Series 1994 C, 0.16% 10/7/20 (ConocoPhillips Co. Guaranteed), VRDN (a)	23,100	23,100
Series 2002, 0.16% 10/7/20 (ConocoPhillips Co. Guaranteed), VRDN (a)	12,200	12,200
		146,800
Arizona - 0.2%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.19% 10/7/20, VRDN (a)	11,400	11,400
Colorado - 0.1%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.23% 10/7/20, LOC Wells Fargo Bank NA, VRDN (a)	1,075	1,075
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.23% 10/7/20, LOC Wells Fargo Bank NA, VRDN (a)	4,500	4,500
		5,575
Connecticut - 1.5%
Connecticut Gen. Oblig. Series 2016 C, 0.19% 10/7/20 (Liquidity Facility Bank of America NA), VRDN (a)	89,680	89,680
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.24% 10/7/20, VRDN (a)	9,400	9,400
Series 1999 A, 0.28% 10/7/20, VRDN (a)	1,900	1,900
		11,300
Florida - 0.4%
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 1997, 0.16% 10/1/20, VRDN (a)	21,000	21,000
Mississippi Bus. Fin. Corp. Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2014, 0.16% 10/1/20, VRDN (a)	4,000	4,000
		25,000
Georgia - 2.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2009, 0.16% 10/1/20, VRDN (a)	28,610	28,610
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.17% 10/1/20, VRDN (a)	10,125	10,125
Effingham County Indl. Dev. Auth. Poll Cont. Series 2003, 0.2% 10/1/20, VRDN (a)	2,200	2,200
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.17% 10/1/20, VRDN (a)	33,500	33,500
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 0.17% 10/1/20, VRDN (a)	11,000	11,000
Series 2008, 0.17% 10/1/20, VRDN (a)	39,800	39,800
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2010, 0.16% 10/1/20, VRDN (a)	4,925	4,925
Series 2002 V1, 0.15% 10/1/20, VRDN (a)	2,000	2,000
Series 2010 A, 0.17% 10/7/20, LOC Truist Bank, VRDN (a)	11,625	11,625
		143,785
Indiana - 1.2%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.16% 10/7/20 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	8,550	8,550
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.15% 10/7/20, LOC Mizuho Bank Ltd., VRDN (a)	27,065	27,065
Series 2005, 0.23% 10/7/20, LOC Rabobank Nederland New York Branch, VRDN (a)	22,140	22,140
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 0.23% 10/7/20, VRDN (a)	10,550	10,550
		68,305
Iowa - 0.3%
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.16% 10/7/20 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	4,870	4,870
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 0.16% 10/7/20, VRDN (a)	13,800	13,800
		18,670
Kansas - 0.7%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.24% 10/7/20, VRDN (a)	6,800	6,800
Series 2007 B, 0.24% 10/7/20, VRDN (a)	10,700	10,700
St. Mary's Kansas Poll. Cont. Rev. Series 1994, 0.2% 10/7/20, VRDN (a)	16,400	16,400
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 0.2% 10/7/20, VRDN (a)	1,700	1,700
(Western Resources, Inc. Proj.) Series 1994, 0.2% 10/7/20, VRDN (a)	3,200	3,200
		38,800
Louisiana - 0.7%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.2% 10/7/20, VRDN (a)	21,280	21,280
Series 2010 B1, 0.2% 10/7/20, VRDN (a)	22,100	22,100
		43,380
Michigan - 0.1%
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.16% 10/7/20, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	3,500	3,500
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 1997 2, 0.17% 10/30/20, VRDN (a)(b)	7,300	7,300
North Carolina - 0.0%
Durham County Indl. and Poll. Cont. Auth. Rev. Series 2007, 0.17% 10/7/20, LOC Wells Fargo Bank NA, VRDN (a)	2,950	2,950
Ohio - 0.9%
Allen County Hosp. Facilities Rev. Series 2012 B, 0.15% 10/7/20, VRDN (a)	21,400	21,400
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.18% 10/7/20, LOC Northern Trust Co., VRDN (a)	1,765	1,765
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.16% 10/7/20, LOC RBS Citizens NA, VRDN (a)	31,625	31,625
		54,790
Pennsylvania - 0.7%
Allegheny County Indl. Dev. Auth. Rev. Series 2002, 0.16% 10/7/20, LOC RBS Citizens NA, VRDN (a)	9,600	9,600
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.22% 10/1/20, VRDN (a)	22,565	22,565
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) Series 2007, 0.18% 10/7/20, LOC Manufacturers & Traders Trust Co., VRDN (a)	505	505
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2018 C, 0.16% 10/7/20, LOC RBS Citizens NA, VRDN (a)	8,290	8,290
		40,960
Texas - 2.0%
Harris County Hosp. District Rev. Series 2010, 0.16% 10/7/20, LOC JPMorgan Chase Bank, VRDN (a)	4,635	4,635
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 0.18% 10/7/20 (Total SA Guaranteed), VRDN (a)	700	700
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 0.18% 10/7/20 (Total SA Guaranteed), VRDN (a)	3,000	3,000
Series 2012, 0.18% 10/7/20 (Total SA Guaranteed), VRDN (a)	17,000	17,000
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 0.18% 10/7/20 (Total SA Guaranteed), VRDN (a)	4,200	4,200
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.18% 10/7/20 (Total SA Guaranteed), VRDN (a)	4,100	4,100
Texas Gen. Oblig.:
(Texas Veterans Land Board Proj.) Series 2017, 0.16% 10/7/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	7,930	7,930
Series 2011 A, 0.14% 10/7/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	2,830	2,830
Series 2011 B, 0.14% 10/7/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	1,675	1,675
Series 2012 B, 0.14% 10/7/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	890	890
Series 2013 A, 0.14% 10/7/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	9,305	9,305
Series 2013 B, 0.14% 10/7/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	56,485	56,485
Series 2014 A, 0.14% 10/7/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	2,890	2,890
		115,640
Utah - 0.7%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.15% 10/7/20, VRDN (a)	41,000	41,000
Wyoming - 0.8%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.):
Series 1992, 0.18% 10/7/20, VRDN (a)	14,700	14,700
Series 1994, 0.19% 10/7/20, VRDN (a)	3,600	3,600
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.19% 10/7/20, VRDN (a)	3,530	3,530
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 A, 0.18% 10/7/20, VRDN (a)	3,700	3,700
Series 1992 B, 0.18% 10/7/20, VRDN (a)	4,600	4,600
Series 1994, 0.19% 10/7/20, VRDN (a)	16,200	16,200
		46,330
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,071,785)		1,071,785

Tender Option Bond - 52.9%
Alabama - 0.5%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series 16 ZM0206, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	11,515	11,515
Alabama Spl. Care Facilities Fing. Auth. Mobile Rev. Participating VRDN Series 16 ZM0205, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,960	5,960
Homewood Participating VRDN Series Floaters G 37, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,875	2,875
Southeast Alabama Gas Supply District Participating VRDN Series Floaters XG 02 03, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	11,250	11,250
		31,600
Alaska - 0.2%
Alaska Indl. Dev. & Expt. Auth. Rev. Participating VRDN Series 16 XM 0236, 0.15% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	10,545	10,545
Arizona - 1.3%
Arizona Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 20 46, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,705	4,705
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series 20 XF 09 90, 0.17% 10/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,845	2,845
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	30,010	30,010
Arizona Trans. Board Hwy. Rev. Participating VRDN Series Floaters XX 10 05, 0.15% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,340	2,340
Lake Havasu City Ariz Participating VRDN Series Floaters G 103, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,750	4,750
Maricopa County Rev. Participating VRDN Series ZM 06 51, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,000	4,000
Mesa Util. Sys. Rev. Participating VRDN:
Series Floaters XL 00 71, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,000	7,000
Series Solar 17 0026, 0.17% 10/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,150	3,150
Rowan Univ. Participating VRDN Series 2016 XF 2337, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	13,920	13,920
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series Floaters XF 25 37, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,200	1,200
		73,920
California - 1.9%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 0.27% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	4,400	4,400
California Gen. Oblig. Participating VRDN:
Series Spears DB 80 17, 0.29% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,900	1,900
Series Spears DB 80 18, 0.29% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	3,100	3,100
California Health Facilities Fing. Auth. Rev. Participating VRDN Series XF 28 67, 0.14% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,000	3,000
Dignity Health Participating VRDN:
Series 17 04, 0.24% 11/12/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,590	2,590
Series DBE 80 11, 0.34% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	49,945	49,945
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series MS 3345, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,460	6,460
Series XM 08 37, 0.14% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,400	3,400
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series DB 8028, 0.27% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,700	1,700
Palmdale School District Participating VRDN Series Floaters XF 24 43, 0.14% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,625	4,625
Sacramento City Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 00, 0.27% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	13,600	13,600
Univ. of California Revs. Participating VRDN:
Series Spears DB 80 19, 0.29% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	10,000	10,000
Series Spears DB 80 20, 0.29% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	5,410	5,410
		110,130
Colorado - 2.6%
Boulder Valley Co. School District Re2 Participating VRDN Series Floaters G 16, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	10,000	10,000
Boulder, Larimer & Weld Counties St. Vrain Valley School District # RE-1J Participating VRDN Series Floaters G 57, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,900	1,900
Cherry Creek School District No. 5 Gen. Oblig. Participating VRDN Series Solar 17 3, 0.17% 10/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	7,330	7,330
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	745	745
Colorado Health Facilities Auth. Participating VRDN:
Series Floaters XF 06 67, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,045	6,045
Series XF 28 49, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,935	3,935
Series XG 02 51, 0.17% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)(e)	6,450	6,450
Series XM 08 29, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,400	4,400
Series XM 08 41, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,930	5,930
Series ZF 08 09, 0.17% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)(e)	2,550	2,550
Series ZF 08 10, 0.17% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,370	3,370
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 10 25, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,205	5,205
Series MIZ 90 22, 0.27% 10/7/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(c)(d)	2,800	2,800
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 0.27% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	28,510	28,510
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Participating VRDN Series Floaters XF 07 25, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,250	5,250
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN:
Series E 143, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	18,320	18,320
Series Floaters XF 25 13, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	7,500	7,500
CommonSpirit Health Participating VRDN:
Series Floaters XF 10 01, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,800	3,800
Series Floaters XF 10 03, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,200	9,200
Tender Option Bond Trust Receipts Participating VRDN Series XG 00 68, 0.23% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,705	1,705
Univ. of Colorado Enterprise Sys. Rev.:
Participating VRDN Series Floaters XM 03 85, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,850	1,850
Participating VRDN:
Series Floaters XM 06 71, 0.15% 10/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	3,335	3,335
Series Putters 15 XM0007, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,900	6,900
Series Solar 0065, 0.17% 10/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	4,605	4,605
Weld County School District No. 4 Participating VRDN Series RBC G 58, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,800	2,800
		154,435
Connecticut - 1.4%
Connecticut Gen. Oblig. Participating VRDN:
Series 2017, 0.2% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	10,365	10,365
Series Floaters 014, 0.27% 11/12/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,960	5,960
Series Floaters G3, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,800	2,800
Series Floaters G66, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,000	2,000
Series Floaters XL 00 66, 0.2% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,510	2,510
Series Floaters YX 10 95, 0.2% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,925	8,925
Series XM 07 62, 0.2% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,925	9,925
Series XM 08 57, 0.2% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,200	6,200
Series XM 08 58, 0.2% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,300	5,300
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters XM 04 49, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,040	3,040
Connecticut Hsg. Fin. Auth. Participating VRDN Series Floaters ZF 06 54, 0.15% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,750	3,750
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Participating VRDN Series XG 00 59, 0.22% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	3,000	3,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 0.3%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	4,050	4,050
Participating VRDN:
Series Floaters YX 10 77, 0.2% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,000	3,000
Series ROC II R 14073, 0.2% 10/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	4,900	4,900
Series XM 08 67, 0.2% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,040	3,040
Series YX 11 37, 0.2% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,685	1,685
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series Floaters XM 03 39, 0.2% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,400	1,400
		81,850
District Of Columbia - 2.5%
District of Columbia Gen. Oblig. Participating VRDN:
Series Floaters E 108, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	19,990	19,990
Series Floaters E 109, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	11,025	11,025
Series Floaters G73, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,000	5,000
Series Floaters XF 05 47, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,665	4,665
Series Floaters YX 10 39, 0.15% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,910	8,910
Series MS 4301, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	9,250	9,250
Series Solar 0035, 0.17% 10/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	520	520
Series XF 27 59, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,600	9,600
District of Columbia Income Tax Rev. Participating VRDN:
Series Floaters XM 04 37, 0.15% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	18,900	18,900
Series XF 23 41, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,385	1,385
Series XF 28 48, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,000	4,000
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN:
Series XF 08 53, 0.17% 10/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	16,895	16,895
Series XF 09 19, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,355	1,355
Series XF 09 76, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	23,000	23,000
Series XG 02 67, 0.17% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)(e)	9,255	9,255
		143,750
Florida - 2.2%
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Floaters YX 10 71, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,900	4,900
Central Florida Expressway Auth. Sr. Lien Rev. Participating VRDN Series XX 11 36, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,370	2,370
Escambia County Health Facilities Auth. Health Facilities Rev. Participating VRDN:
Series XG 02 75, 0.17% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	20,150	20,150
Series XG 02 81, 0.2% 10/7/20 (Liquidity Facility Bank of America NA)(a)(c)(d)	370	370
Series ZF 09 31, 0.17% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,605	1,605
Florida Gen. Oblig. Participating VRDN:
Series Floaters XF 06 80, 0.17% 10/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,300	2,300
Series Solar 042, 0.15% 10/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	10,100	10,100
Series Solar 2017 37, 0.15% 10/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,920	3,920
Fort Myers Util. Sys. Rev. Participating VRDN Series XF 08 13, 0.22% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,840	5,840
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.42% 11/12/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	22,705	22,705
Lee Memorial Health Sys. Hosp. Rev. Participating VRDN Series Floaters XG 02 34, 0.17% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	770	770
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 92, 0.17% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,575	2,575
Miami-Dade County Expressway Auth. Participating VRDN:
Series Floaters XG 02 52, 0.17% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,500	3,500
Series XG 00 99, 0.22% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,300	1,300
Miami-Dade County Gen. Oblig. Participating VRDN Series Floaters XM 07 09, 0.17% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,950	1,950
Miami-Dade County Transit Sales Surtax Rev. Participating VRDN Series YX 11 28, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,500	3,500
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 07 82, 0.22% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,690	3,690
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,600	5,600
Pittsburg WTSW Participating VRDN Series XM 00 06, 0.18% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,480	7,480
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series XF 25 23, 0.22% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,600	1,600
Series XM 08 68, 0.22% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	830	830
St. Petersburg Pub. Util. Rev. Bonds Series 00 16, 0.2%, tender 10/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	5,095	5,095
Tampa Health Sys. Rev. Participating VRDN:
Series 16 XF2214, 0.16% 10/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,800	4,800
Series Floaters XF 25 52, 0.16% 10/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	10,400	10,400
		127,350
Georgia - 1.9%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series Floaters XF 07 05, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,200	3,200
Series Floaters XF 26 49, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,000	4,000
Brookhaven Dev. Auth. Rev. Participating VRDN:
Series XG 02 44, 0.17% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	695	695
Series XM 07 51, 0.17% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,500	1,500
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 0.19% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,500	4,500
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 0.22% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	900	900
Fayette County Hosp. Auth. Rev. Participating VRDN:
Series Floaters XF 06 44, 0.22% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,300	2,300
Series XM 08 92, 0.22% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,685	2,685
Gainesville & Hall County Hosp. Auth. Rev. Participating VRDN Series XG 02 85, 0.17% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	12,900	12,900
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series XF 08 23, 0.2% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,175	3,175
Series XF 08 30, 0.17% 10/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	14,325	14,325
Series XF 28 47, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,610	3,610
Series XG 02 56, 0.17% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	10,140	10,140
Series XG 02 57, 0.17% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)(e)	1,635	1,635
Series XL 01 18, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,985	4,985
Main Street Natural Gas, Inc. Participating VRDN Series Floaters XF 07 51, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,725	7,725
Muni. Elec. Auth. of Georgia Participating VRDN Series XG 02 54, 0.17% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	11,855	11,855
Private Colleges & Univs. Auth. Rev. Participating VRDN Series XF 07 07, 0.17% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,600	1,600
Wyandotte County Unified School District 500 Participating VRDN Series Floater 2018 G23A, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	20,000	20,000
		111,730
Hawaii - 0.3%
Eclipse Fdg. Trust Various States Bonds Series 2019, 0.2%, tender 10/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	12,345	12,345
Hawaii Gen. Oblig. Participating VRDN Series Solar 17 0031, 0.17% 10/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	980	980
Honolulu City & County Gen. Oblig. Participating VRDN Series Floaters XM 07 18, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,590	3,590
		16,915
Illinois - 4.6%
Chicago Board of Ed. Participating VRDN Series Floaters XG 02 17, 0.17% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,625	5,625
Chicago Gen. Oblig. Participating VRDN Series Floaters XL 01 05, 0.18% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,015	8,015
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XF 07 36, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	8,295	8,295
Series Spears DBE 80 22, 0.32% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	15,925	15,925
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	11,935	11,935
Chicago Wastewtr. Transmission Rev. Participating VRDN Series Floaters XL 00 94, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	11,170	11,170
City of Chicago Gen. Oblig. Bonds Participating VRDN Series Floaters XF 23 42, 0.18% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	500	500
Deutsche Bank Spears/Lifers Trust Participating VRDN Series Floaters XF 10 12, 0.18% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,400	9,400
Illinois Fin. Auth. Participating VRDN Series XF 09 80, 0.16% 10/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,910	3,910
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,100	5,100
Series 15 XM0050, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	15,550	15,550
Series 17 XM 0492, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	23,850	23,850
Series Floaters 017, 0.27% 11/12/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	11,275	11,275
Series Floaters XL 00 86, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,360	7,360
Series MS 3332, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	400	400
Series XF 07 11, 0.17% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,900	9,900
Series XF 23 38, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	11,975	11,975
Series ZF 09 58, 0.15% 10/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,335	3,335
Illinois Gen. Oblig. Participating VRDN:
Series 15 XF 1006, 0.18% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,990	2,990
Series Floaters XF 10 43, 0.18% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,000	3,000
Series Floaters XL 00 54, 0.18% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	10,400	10,400
Series Floaters XX 10 81, 0.18% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,400	7,400
Series Floaters YX 10 72, 0.18% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,820	6,820
Series Floaters YX 10 86, 0.18% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,245	1,245
Series XF 10 10, 0.18% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	10,195	10,195
Series XF 28 41, 0.18% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,800	2,800
Series XM 07 59, 0.31% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,385	6,385
Series XX 11 41, 0.18% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,800	1,800
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 0.24% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,665	2,665
Series 15 XF2202, 0.16% 10/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	5,720	5,720
Series 15 XM 0078, 0.19% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,180	5,180
Series Floaters XF 27 67, 0.24% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,600	9,600
Series Floaters ZF 03 73, 0.24% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	15,315	15,315
Series Floaters ZF 28 24, 0.15% 10/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	8,000	8,000
Series XF 08 01, 0.24% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,000	2,000
Series XM 07 47, 0.24% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,700	2,700
Metropolitan Pier & Exposition Participating VRDN Series XL 01 37, 0.18% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,550	1,550
		269,285
Indiana - 0.0%
Indiana Fin. Auth. Rev. Participating VRDN Series 15 XF0106, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,260	2,260
Iowa - 0.2%
Iowa Fin. Auth. Health Facilities Rev. Participating VRDN Series ZF 26 26, 0.27% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,300	3,300
RIB Floater Trust Various States Participating VRDN Series Floaters 007, 0.17% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,620	7,620
		10,920
Kansas - 0.4%
Kansas Dev. Fin. Agcy. Participating VRDN Series ROC II R 14067, 0.15% 10/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	7,500	7,500
Leavenworth County Unified School District No. 464 Participating VRDN Series XF 08 35, 0.17% 10/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,755	3,755
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN:
Series Floaters XF 25 43, 0.15% 10/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	4,035	4,035
Series XF 10 51, 0.15% 10/7/20 (Liquidity Facility Cr. Suisse AG) (a)(c)(d)	5,845	5,845
		21,135
Kentucky - 0.7%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.27% 10/7/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(c)(d)	2,400	2,400
Kentucky Bd Dev. Corp. Indl. Bldg. Participating VRDN Series XX 11 24, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,200	2,200
Kentucky Econ. Dev. Fin. Auth. Participating VRDN:
Series Floaters XF 10 24, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,320	5,320
Series Floaters XF 24 85, 0.2% 10/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	11,820	11,820
Series XM 08 39, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,000	5,000
Series XM 08 42, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,575	2,575
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,195	5,195
Kentucky Econ. Dev. Fin. Auth. Rev. Participating VRDN Series XF 09 64, 0.16% 10/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,150	4,150
Kentucky State Property & Buildings Commission Rev.:
Bonds Series G 116, 0.32%, tender 5/3/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,400	1,400
Participating VRDN Series XG 0113, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,865	1,865
		41,925
Louisiana - 0.6%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 14 0049, 0.16% 10/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	13,600	13,600
Series Floaters XF 24 91, 0.15% 10/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	8,250	8,250
Series Floaters ZF 26 35, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,930	4,930
Louisiana Pub. Facilities Auth. Lease Participating VRDN:
Series XG 02 49, 0.18% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)(e)	1,875	1,875
Series XM 08 56, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,700	3,700
New Orleans Swr. Svc. Rev. Participating VRDN Series Floaters XM 07 38, 0.17% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,000	3,000
New Orleans Wtr. Participating VRDN Series XM 07 35, 0.17% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,500	1,500
		36,855
Maryland - 0.8%
Baltimore County Gen. Oblig. Participating VRDN:
Series Floaters XF 06 42, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,900	3,900
Series Solar 17 22, 0.15% 10/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	11,685	11,685
Baltimore Proj. Rev.:
Bonds Series Floaters G 28, 0.32%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,000	1,000
Participating VRDN Series ZF 09 41, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,935	2,935
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0130, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,310	7,310
Series Floaters XG 01 77, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,900	1,900
Series Floaters XG 02 16, 0.17% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,605	2,605
Montgomery County Gen. Oblig. Participating VRDN Series 15 XF0110, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	15,975	15,975
		47,310
Massachusetts - 0.9%
Massachusetts Gen. Oblig. Bonds:
Series Clipper 09 67, 0.3%, tender 1/14/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	42,300	42,300
Series Clipper 09 69, 0.3%, tender 1/21/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	7,075	7,075
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 0.3%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	2,900	2,900
		52,275
Michigan - 1.7%
Lansing Board of Wtr. & Lt. Util. Rev. Participating VRDN Series ZF 07 85, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,675	6,675
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XF 26 09, 0.15% 10/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	3,240	3,240
Series Floaters XM 04 65, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	8,135	8,135
Series Floaters XM 07 43, 0.15% 10/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,200	1,200
Series Floaters ZF 26 40, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,600	3,600
Series ZF 08 19, 0.17% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,400	2,400
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 0.17% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,500	4,500
Series 16 XM0223, 0.15% 10/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,800	2,800
Series Floaters XF 05 96, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,775	3,775
Series Floaters XF 05 97, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,000	2,000
Series Floaters XF 07 42, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,900	3,900
Series Floaters XF 26 48, 0.15% 10/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	6,460	6,460
Series Floaters XG 01 58, 0.15% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,900	1,900
Series Floaters ZF 28 12, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,050	5,050
Series Floaters ZF 28 25, 0.2% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,700	7,700
Series RBC 2016 ZM0131, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,000	5,000
Series XF 07 82, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,070	6,070
Series XF 28 61, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	7,765	7,765
Series XM 04 72, 0.15% 10/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	2,000	2,000
Series XM 07 48, 0.22% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,050	4,050
Monroe Mich Pub. Schools Participating VRDN Series XL 01 46, 0.22% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,400	2,400
Trenton Pub. Schools School District Participating VRDN Series Floaters CTFS G 102, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,900	1,900
Univ. of Michigan Rev. Participating VRDN:
Series 15 XF2205, 0.16% 10/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,900	2,900
Series Floaters ZF 05 90, 0.17% 10/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,565	2,565
		97,985
Minnesota - 0.2%
Minnesota Hsg. Fin. Agcy. Participating VRDN Series XF 28 79, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,505	5,505
Minnesota State Gen. Fdg. Rev. Participating VRDN Series 15 ZF0175, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,335	3,335
Moorhead ISD No. 152 Bonds Series Solar 00 02, 0.2%, tender 10/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)(d)	3,105	3,105
		11,945
Mississippi - 0.3%
Mississippi Gen. Oblig. Participating VRDN:
Series Floaters CTFS G 100, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,350	3,350
Series Floaters G67, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,750	1,750
Series ROC II R 14027, 0.16% 10/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	11,040	11,040
		16,140
Missouri - 2.4%
Missouri Health & Edl. Facilities Participating VRDN Series Floaters XF 10 15, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	15,805	15,805
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series E-94, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	28,900	28,900
Series Floaters XF 06 75, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,460	4,460
Series Floaters XG 01 57, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	13,190	13,190
Series XL 00 37, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,630	3,630
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 0.19% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	19,500	19,500
Missouri Health & Edl. Facilities Rev. Participating VRDN:
Series Floaters XF 07 63, 0.17% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	10,360	10,360
Series Floaters XG 01 84, 0.17% 10/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	1,500	1,500
Missouri Health and Edl. Facilities Rev. Participating VRDN:
Series Floaters 14, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	31,600	31,600
Series Floaters 17 010, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,475	8,475
Series Floaters C17, 0.17% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,200	5,200
		142,620
Nebraska - 0.7%
Central Plains Energy Proj. Rev. Participating VRDN Series XM 01 85, 0.19% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	7,400	7,400
Douglas County School District #1 Participating VRDN:
Series Solar 00 27, 0.15% 10/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	17,630	17,630
Series Solar 0059, 0.15% 10/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	8,880	8,880
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series XF 26 71, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,555	4,555
		38,465
Nevada - 1.0%
Clark County Fuel Tax Participating VRDN:
Series Floaters XF 25 80, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	10,825	10,825
Series Floaters ZF 27 33, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	17,070	17,070
Series Floaters ZM 06 33, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,095	4,095
Series Floaters ZM 06 39, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,845	1,845
Series Solar 0068, 0.15% 10/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	6,240	6,240
Series XM 06 38, 0.15% 10/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	10,200	10,200
Series XM 08 62, 0.16% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,455	2,455
Las Vegas Convention & Visitors Auth. Participating VRDN:
Series XF 28 06, 0.37% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,205	3,205
Series XG 02 93, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,925	2,925
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series 16 ZF0382, 0.17% 10/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,185	2,185
		61,045
New Jersey - 0.9%
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.29%, tender 12/15/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	7,700	7,700
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters 011, 0.27% 11/12/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,850	4,850
Series Floaters 012, 0.27% 11/12/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	12,705	12,705
Series XG 02 60, 0.16% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	12,025	12,025
Series XG 02 61, 0.16% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,500	6,500
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XG 02 24, 0.15% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,435	2,435
Series Floaters XG 02 29, 0.15% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,200	1,200
Union County Impt. Auth. Participating VRDN Series XF 10 19, 0.15% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,000	6,000
		53,415
New York - 3.7%
New York City Gen. Oblig. Participating VRDN:
Series 15 ZF0198, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,690	3,690
Series Floaters E87, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,000	5,000
Series Floaters XF 06 40, 0.27% 10/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	6,800	6,800
Series ROC II R 14045, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	26,070	26,070
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 15 XF0129, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	8,535	8,535
Series Floaters E 129, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	74,500	74,500
Series Putters 15 XM0002, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,520	9,520
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series 002, 0.27% 11/12/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)(f)	5,000	5,000
Series Floaters E99, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	7,000	7,000
Series Floaters XF 07 17, 0.17% 10/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,925	4,925
Series MS 3360, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,800	6,800
Series ROC II R 11902, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,170	6,170
Series ROC II R 14022, 0.14% 10/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	5,000	5,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 15 XF1030, 0.15% 10/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	4,700	4,700
Series MS 3275, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	1,250	1,250
Series ROC II R 14005, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,130	5,130
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series RBC E 126, 0.17% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	26,020	26,020
Series XF 04 99, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,600	1,600
Series XG 02 90, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,100	5,100
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 2015 ZF0209, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,250	5,250
		218,060
New York And New Jersey - 0.3%
Port Auth. of New York & New Jersey Participating VRDN:
Series Floaters XF 05 62, 0.21% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,565	1,565
Series Floaters XF 06 97, 0.21% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,835	5,835
Series Floaters XM 05 05, 0.15% 10/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	7,100	7,100
Series ROC II R 14077, 0.13% 10/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	5,015	5,015
		19,515
North Carolina - 1.0%
Charlotte Gen. Oblig. Participating VRDN Series Floaters XL 00 47, 0.15% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,000	1,000
Charlotte Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XG 02 07, 0.15% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,500	3,500
Series Floaters ZM 05 34, 0.15% 10/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	7,500	7,500
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series Floaters XG 01 70, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,000	3,000
Greensboro Combined Enterprise Sys. Rev. Participating VRDN Series Solar 0045, 0.17% 10/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	4,800	4,800
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series MS 15 ZM0105, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,185	2,185
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds Participating VRDN Series Floaters ZM 00 98, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,670	6,670
North Carolina Gen. Oblig.:
Bonds Series 008, 0.2%, tender 10/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	4,330	4,330
Participating VRDN Series 15 XF0140, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,505	6,505
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN Series Floaters ZM 05 63, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,920	3,920
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,765	4,765
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN:
Series Floaters XF 07 92, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,750	3,750
Series XF 08 85, 0.17% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	4,370	4,370
Series XF 28 81, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,700	4,700
		60,995
Ohio - 1.2%
Berea Ohio City School District Participating VRDN Series RBC G 54, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,400	2,400
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 0.24% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	955	955
Eclipse Fdg. Trust Various States Bonds Series 0005, 0.2%, tender 10/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	10,730	10,730
Elyria City School District Participating VRDN Series Floaters G 107, 0.23% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,985	4,985
Erie County Hosp. Facilities Rev. Participating VRDN Series BAML 5019, 0.17% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	15,610	15,610
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 0.25% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	400	400
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 0.27% 11/12/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,175	2,175
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Participating VRDN:
Series Floaters ZF 05 85, 0.17% 10/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,170	3,170
Series Floaters ZF 06 70, 0.15% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,700	2,700
Ohio Gen. Oblig. Participating VRDN Series Floaters XF 25 91, 0.14% 10/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	4,000	4,000
Ohio Hosp. Rev. Participating VRDN Series 002, 0.27% 11/12/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,400	4,400
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Participating VRDN:
Series Floaters XF 27 11, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,575	6,575
Series Floaters XF 27 83, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,590	2,590
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.32%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,200	1,200
OhioHealth Corp. Participating VRDN Series Floaters XM 04 51, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,450	7,450
Univ. of Cincinnati Gen. Receipts Participating VRDN Series Floaters ZM 06 46, 0.15% 10/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,900	1,900
		71,240
Oklahoma - 0.5%
Norman Reg'l. Hosp. Auth. Hosp. Rev. Participating VRDN Series XF 28 84, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,370	1,370
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XG 02 10, 0.17% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,215	3,215
Series Floaters XX 10 96, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	22,100	22,100
		26,685
Oregon - 0.5%
Clackamas County School District #7J Participating VRDN Series Solar 0053, 0.17% 10/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	10,950	10,950
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 0.15% 10/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	3,470	3,470
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,450	2,450
Portland Wtr. Sys. Rev. Participating VRDN Series 2016 24, 0.15% 10/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	870	870
Salem Hosp. Facility Auth. Rev. Participating VRDN Series XM 08 13, 0.18% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	6,375	6,375
State of Oregon Participating VRDN Series Floaters G 91, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,750	4,750
Tigard-Tualatin School District No. 23J Participating VRDN Series Floaters G69, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,800	2,800
		31,665
Pennsylvania - 0.8%
Allegheny County Participating VRDN Series Floaters XM 06 63, 0.17% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	1,800	1,800
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series Floaters E72, 0.29%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	11,600	11,600
Allegheny County Sanitation Auth. Swr. Rev. Participating VRDN Series Floaters XM 00 82, 0.15% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,000	1,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series 15 ZF0174, 0.22% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,000	1,000
Series Floaters YX 10 49, 0.2% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,950	2,950
Series XM 08 87, 0.22% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,500	1,500
Series ZF 03 22, 0.22% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,285	6,285
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series ZF 08 33, 0.16% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,000	5,000
Montgomery County Higher Ed. & Health Auth. Rev. Participating VRDN Series Floaters ZF 07 95, 0.17% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	465	465
Pennsylvania Gen. Oblig. Participating VRDN:
Series Floaters ZF 06 71, 0.15% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,330	1,330
Series Floaters ZM 06 50, 0.15% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,000	2,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.29%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	2,800	2,800
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series Floaters G 43, 0.32%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	500	500
Participating VRDN:
Series DBE 8032, 0.37% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	2,200	2,200
Series XX 11 34, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,600	2,600
Philadelphia Auth. for Indl. Dev. Participating VRDN Series XG 02 53, 0.17% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,100	2,100
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series Floaters XF 07 19, 0.16% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,000	2,000
		47,130
Rhode Island - 0.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Participating VRDN Series Floaters XM 07 21, 0.15% 10/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	5,550	5,550
South Carolina - 2.7%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series 2016 21, 0.17% 10/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	975	975
Lancaster County School District Participating VRDN:
Series Solar 17 21, 0.17% 10/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	4,140	4,140
Series XF 25 28, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	9,415	9,415
Lexington County School District #1:
Bonds Series Solar 13, 0.2%, tender 10/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	23,505	23,505
Participating VRDN Series Solar 0058, 0.15% 10/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	6,105	6,105
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN:
Series 2018 Floaters XL 00 79, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,800	4,800
Series Floaters BAML 50 04, 0.17% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	8,030	8,030
Series Floaters XF 07 43, 0.17% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,950	6,950
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Participating VRDN:
Series XF 09 30, 0.27% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,800	4,800
Series XF 28 83, 0.22% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,900	2,900
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	28,715	28,715
Series Floaters XG 01 49, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	27,505	27,505
Series Floaters XG 02 20, 0.17% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,960	4,960
South Carolina Trans. Infrastructure Bank Rev.:
Bonds Series Floaters G 109, 0.32%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,100	1,100
Participating VRDN Series Floaters XM 06 91, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	27,035	27,035
		160,935
Tennessee - 0.8%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Participating VRDN Series XF 10 23, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,955	2,955
Greeneville Health & Edl. Facilities Board Participating VRDN:
Series Floaters XF 25 76, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	13,190	13,190
Series Floaters XG 01 94, 0.17% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,535	5,535
Memphis Gen. Oblig. Participating VRDN Series Floaters G32, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,250	2,250
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN:
Series Floaters XG 01 45, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,470	9,470
Series Floaters XL 00 62, 0.18% 10/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	1,100	1,100
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2014 ZF0208, 0.22% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,500	2,500
Tennessee Gen. Oblig. Participating VRDN Series XF 08 04, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,690	1,690
Vanderbilt Hosp. Participating VRDN 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,500	8,500
		47,190
Texas - 5.4%
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.32%, tender 5/3/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,000	1,000
Aldine Independent School District Participating VRDN Series Floaters XL 00 87, 0.15% 10/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	6,600	6,600
Bexar County Gen. Oblig. Participating VRDN Series Floaters G12, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,250	4,250
City of Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series XM 02 88, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,000	5,000
Dallas County Util. and Reclamation District Participating VRDN Series Floaters CTFS G 99, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,375	2,375
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series XF 27 28, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,640	7,640
El Paso Gen. Oblig. Participating VRDN Series RBC G 59, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,500	2,500
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,100	2,100
Galena Park Independent School District Bonds Series 00 15, 0.2%, tender 10/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	5,085	5,085
Harris County Gen. Oblig. Bonds Series Clipper 09 73, 0.3%, tender 1/14/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	39,700	39,700
Harris County Health Facilities Dev. Corp. Rev. Participating VRDN Series 16 ZF 03 12, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,540	9,540
Harris County Metropolitan Trans. Auth. Participating VRDN Series 16 ZM0164, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	9,500	9,500
Houston Cmnty. College Sys. Rev. Participating VRDN Series Floaters ZF 06 19, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,665	6,665
Houston Gen. Oblig. Participating VRDN Series Floater 2018 G21, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	6,100	6,100
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 0.15% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,405	2,405
Hutto Independent School District Participating VRDN Series Floaters G 76, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	6,655	6,655
Klein Independent School District Participating VRDN Series ROCS II R 11942, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,200	4,200
Lamar Consolidated Independent School District Participating VRDN Series Floaters G 18, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	12,100	12,100
Leander Independent School District Participating VRDN:
Series Floaters G 62, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,500	2,500
Series Floaters G34, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,000	4,000
New Hope Cultural Ed. Facilities Fin. Corp. Participating VRDN:
Series Floaters XF 05 99, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	17,140	17,140
Series Floaters XF 07 10, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,985	3,985
North Ft. Bend Wtr. Auth. Participating VRDN Series XF 08 16, 0.22% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,225	4,225
North Texas Tollway Auth. Rev. Bonds Series G-112, 0.32%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	3,230	3,230
Northwest Independent School District Participating VRDN Series Floaters G 94, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,750	4,750
Pflugerville Independent School District Participating VRDN Series 2017, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,500	2,500
Princeton Independent School District Participating VRDN Series Floaters G14, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,000	5,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series Floaters XM 03 77, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	26,625	26,625
Series XM 08 32, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,200	3,200
San Antonio Gen. Oblig. Participating VRDN Series Floaters ZF 25 71, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,500	5,500
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series Floaters XF 06 41, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,500	5,500
San Antonio Pub. Facilities Corp. Lease Rev. Participating VRDN Series 16 ZF 0456, 0.15% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	7,465	7,465
San Antonio Wtr. Sys. Rev. Participating VRDN Series Floaters ZF 28 14, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	1,755	1,755
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0411, 0.17% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,000	2,000
Series 16 ZF 0282, 0.17% 10/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	7,760	7,760
Series Floaters XF 27 38, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,700	7,700
Series XG 02 78, 0.19% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,420	3,420
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN:
Series Floaters XM 04 02, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,000	5,000
Series Floaters XM 06 98, 0.16% 10/7/20 (Liquidity Facility Cr. Suisse AG) (a)(c)(d)	2,785	2,785
Texas Gen. Oblig. Participating VRDN:
Series Floaters G 65, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,450	5,450
Series Floaters XM 04 04, 0.15% 10/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	7,500	7,500
Series MS 3390, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,000	4,000
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series Floaters XF 06 61, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,750	3,750
Texas Wtr. Dev. Board Rev. Participating VRDN:
Series Floaters XF 07 13, 0.17% 10/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,400	4,400
Series Floaters XF 25 57, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,720	6,720
Series Floaters XF 27 30, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,200	5,200
Series Floaters XG 02 11, 0.15% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	10,000	10,000
Wells Fargo Stage Trs Var States Participating VRDN Series Floaters XF 23 21, 0.15% 10/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	2,400	2,400
Whitehouse Independent School District Participating VRDN Series Floaters G10, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,700	2,700
Williamson County Gen. Oblig. Participating VRDN Series Floaters G70, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,000	4,000
		315,575
Utah - 0.2%
Utah County Hosp. Rev. Participating VRDN:
Series Floaters XF 26 28, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	7,500	7,500
Series Floaters XG 01 71, 0.18% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,050	3,050
Series Floaters XM 07 32, 0.15% 10/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,920	1,920
		12,470
Vermont - 0.0%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,550	2,550
Virginia - 1.5%
Alexandria Gen. Oblig. Participating VRDN Series XL 01 25, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,870	1,870
Fairfax County Indl. Dev. Auth. Participating VRDN:
Series 15 ZF0166, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,500	7,500
Series Floaters XG 01 91, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	16,400	16,400
Series MS 3309, 0.15% 10/7/20 (Liquidity Facility Cr. Suisse AG) (a)(c)(d)	2,300	2,300
Hampton Roads Sanitation District Wastewtr. Rev. Participating VRDN Series Solar 0064, 0.15% 10/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	4,900	4,900
Loudoun County Gen. Oblig. Participating VRDN Series Solar 2017 38, 0.17% 10/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	700	700
Lynchburg Econ. Dev. Participating VRDN:
Series 2020 10, 0.27% 11/12/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	16,100	16,100
Series Floaters XG 01 47, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,040	1,040
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.25% 10/7/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(c)(d)	10,200	10,200
Univ. of Virginia Gen. Rev. Participating VRDN:
Series 15 ZF0173, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,000	5,000
Series Floaters XF 06 26, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,625	5,625
Series Solar 17 17, 0.17% 10/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,845	1,845
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series Floaters XF 06 59, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,400	3,400
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.32%, tender 2/2/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,600	1,600
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series XF 09 26, 0.27% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,700	2,700
Series ZF 09 16, 0.27% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	250	250
Series ZF 09 27, 0.27% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,300	1,300
Series ZF 09 28, 0.27% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,350	2,350
		85,080
Washington - 2.9%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series 15 XF2158, 0.15% 10/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	8,655	8,655
Series Floaters XF 05 33, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,250	2,250
Series Floaters XF 23 97, 0.16% 10/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	5,335	5,335
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series ZF 09 02, 0.17% 10/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	5,100	5,100
Centralia School District No. 401 Participating VRDN Series Floaters G74, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,500	4,500
King & Snohomish Counties School District #417 Northshore Participating VRDN Series Floaters G 83, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,135	4,135
King County Pub. Hosp. District #2 Participating VRDN Series Floaters G 79, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,955	1,955
King County Shoreline School District # 412 Gen. Oblig. Participating VRDN Series Floaters XF 27 29, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	8,000	8,000
King County Swr. Rev. Participating VRDN:
Series Putters 15 XM0012, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	8,105	8,105
Series ROC II R 11962, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,775	1,775
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN:
Series Floaters FG 02 26, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	8,555	8,555
Series Floaters XF 06 64, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,165	5,165
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series Floaters XM 06 80, 0.32% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	13,200	13,200
Series Floaters XM 06 81, 0.18% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,835	4,835
Series XG 02 87, 0.18% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,100	2,100
Series XG 02 92, 0.18% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,280	4,280
Series XX 11 26, 0.18% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,010	5,010
Washington Gen. Oblig. Participating VRDN:
Series 15 ZM0121, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,000	5,000
Series Floaters G33, 0.15% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,250	2,250
Series Floaters XF 25 39, 0.16% 10/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	8,000	8,000
Series Floaters XM 06 94, 0.15% 10/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	4,985	4,985
Series MS 33 864X, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	1,700	1,700
Series XF 0294, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,000	6,000
0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,250	2,250
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0132, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,205	9,205
Series 15 XF0148, 0.15% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	8,150	8,150
Series 2015 XF0150, 0.15% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,655	3,655
Series Floaters XF 24 92, 0.18% 10/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	5,495	5,495
Series Floaters XF 25 27, 0.15% 10/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	2,875	2,875
Series XM 08 40, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,330	2,330
Series XX 11 06, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,300	4,300
Washington Higher Ed. Facilities Auth. Rev. Participating VRDN Series XG 02 74, 0.17% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,980	5,980
Washington State Motor Vehicle Fuel Tax Auth. Gen. Oblig. Participating VRDN Series XL 00 39, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,530	2,530
		167,660
Wisconsin - 1.1%
Agnesian Healthcare Participating VRDN Series Floaters XF 24 83, 0.16% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,215	4,215
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XF 07 41, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,100	4,100
Series Floaters XF 24 18, 0.15% 10/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	5,000	5,000
Series Floaters XF 25 41, 0.16% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	10,000	10,000
Series Floaters XG 02 40, 0.16% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,605	5,605
Series Floaters ZF 26 36, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,800	4,800
Series XF 22 24, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	9,000	9,000
Series XM 04 79, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	9,000	9,000
Series ZF 08 77, 0.17% 10/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	940	940
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters 3184, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,444	6,444
Wisconsin Hsg. & Econ. Dev. Auth. Participating VRDN Series Floaters YX 26 90, 0.15% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,510	6,510
		65,614
TOTAL TENDER OPTION BOND
(Cost $3,103,719)		3,103,719

Other Municipal Security - 21.9%
Alabama - 0.1%
Huntsville Health Care Auth. Rev. Series 2020, 0.18% 12/4/20, CP	8,300	8,300
Arizona - 0.6%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C:
0.16% 10/6/20, CP	13,800	13,800
0.17% 10/5/20, CP	18,900	18,900
		32,700
California - 0.3%
California Gen. Oblig. Bonds Series 2020, 2% 3/1/21	15,245	15,331
Los Angeles County Cap. Asset Leasing Corp. Lease Rev. Series A, 0.28% 10/15/20, LOC Bank of The West San Francisco, CP	4,700	4,700
		20,031
Connecticut - 0.2%
Brookfield Gen. Oblig. BAN Series 2019, 2.25% 11/13/20	1,135	1,136
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series 2010 A, 1.8%, tender 2/9/21 (a)	2,100	2,122
Greenwich Gen. Oblig. BAN Series 2020, 1.5% 1/14/21	5,100	5,102
Town of Somers BAN Series 2019, 2% 10/15/20	1,700	1,700
		10,060
District Of Columbia - 0.1%
District of Columbia Rev. Bonds Series 2000:
0.19% tender 11/13/20, LOC JPMorgan Chase Bank, CP mode	1,000	1,000
0.21% tender 1/5/21, LOC JPMorgan Chase Bank, CP mode	3,000	3,000
		4,000
Florida - 1.3%
Florida Local Govt. Fin. Cmnty. Series 2020, 0.17% 10/1/20, LOC JPMorgan Chase Bank, CP	14,200	14,200
Jacksonville Gen. Oblig. Series A, 0.14% 10/1/20, LOC Bank of America NA, CP	3,300	3,300
Miami-Dade County Aviation Rev. Bonds Series 2010 A1, 5.5% 10/1/20 (Pre-Refunded to 10/1/20 @ 100)	1,585	1,585
Palm Beach County School District TAN Series 2020, 1.5% 1/29/21 (g)	44,800	44,984
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 0.42%, tender 4/28/21 (a)(f)	1,000	1,000
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 0.37%, tender 4/28/21 (a)(f)	3,800	3,800
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 0.42%, tender 4/28/21 (a)(f)	5,300	5,300
		74,169
Georgia - 1.7%
Atlanta Arpt. Rev.:
Series J1, 0.23% 2/4/21, LOC Bank of America NA, CP	7,000	7,000
Series K1, 0.4% 1/6/21, LOC PNC Bank NA, CP	25,209	25,209
Cobb County Gen. Obligations TAN Series 2020, 1% 12/18/20	20,000	20,033
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 0.24%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(f)	26,750	26,750
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 0.24%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(f)	21,980	21,980
		100,972
Hawaii - 0.3%
Honolulu City & County Gen. Oblig. Series B1, 0.19% 1/7/21, LOC Sumitomo Mitsui Banking Corp., CP	19,600	19,600
Idaho - 0.0%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.23%, tender 11/2/20 (a)	2,600	2,600
Illinois - 0.1%
Chicago O'Hare Int'l. Arpt. Rev. Bonds Series 2011 A, 5.75% 1/1/21 (Pre-Refunded to 1/1/21 @ 100)	2,200	2,227
Illinois Fin. Auth. Rev. Bonds (Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 0.42%, tender 4/28/21 (a)(f)	600	600
		2,827
Indiana - 0.2%
Indiana Fin. Auth. Rev. Bonds Series D2, 0.18% tender 11/4/20, CP mode	9,900	9,900
Kansas - 0.2%
Wichita Gen. Oblig. BAN Series 2020, 2.25% 10/15/20	11,875	11,878
Louisiana - 0.2%
Louisiana Local Govt. Envir. Facilities Bonds:
(LCTCS Facilities Corp. Proj.) Series 2010, 5% 10/1/20 (Pre-Refunded to 10/1/20 @ 100)	2,615	2,615
(Woman's Hosp. Foundation Proj.) Series 2010 A, 6% 10/1/20 (Pre-Refunded to 10/1/20 @ 100)	8,465	8,465
		11,080
Maryland - 0.4%
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.18%, tender 12/1/20 (a)	21,200	21,200
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1992, 0.2% tender 10/6/20, CP mode	7,500	7,500
Series 2020, 0.2% tender 10/1/20, CP mode	7,400	7,400
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 1999, 0.19% 2/9/21, LOC State Street Bank & Trust Co., Boston, CP	12,500	12,500
		27,400
Michigan - 0.4%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 0.37%, tender 4/28/21 (a)(f)	500	500
Michigan Bldg. Auth. Rev. Series 8, 0.25% 1/7/21, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	7,300	7,300
Michigan Fin. Auth. Rev. Bonds:
Series 2013 M1, 0.18%, tender 12/1/20 (a)	12,100	12,100
Series 2015 D2, SIFMA Municipal Swap Index + 0.500% 0.62%, tender 8/9/21 (a)(f)	2,300	2,300
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series F5, 1.9%, tender 4/1/21 (a)	1,770	1,784
		23,984
Minnesota - 0.2%
Univ. of Minnesota Gen. Oblig. Series G, 0.17% 10/16/20, CP	3,385	3,385
Univ. of Minnesota Rev. Series A, 0.17% 12/3/20, CP	8,300	8,300
		11,685
Montana - 0.1%
Montana Board of Invt. Bonds:
(INTERCAP Revolving Prog.) Series 2010, 1%, tender 3/1/21 (a)	1,400	1,403
(Intercap Revolving Prog.) Series 2017, 1%, tender 3/1/21 (a)	1,600	1,603
		3,006
Nebraska - 0.6%
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.18% 12/9/20, CP	4,200	4,200
0.18% 1/5/21, CP	4,200	4,200
0.18% 1/7/21, CP	4,000	4,000
0.19% 12/7/20, CP	5,000	5,000
0.19% 12/8/20, CP	4,300	4,300
0.2% 12/4/20, CP	6,270	6,270
0.24% 10/5/20, CP	6,400	6,400
0.24% 11/4/20, CP	2,400	2,400
		36,770
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series 1990 B, 0.4% tender 10/16/20, CP mode	8,500	8,500
New Jersey - 0.9%
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2019 C1:
3% 11/20/20	12,300	12,329
3% 11/20/20	13,300	13,331
Camden County BAN Series 2019 A, 2% 10/21/20	15,261	15,268
Fort Lee Gen. Oblig. BAN Series 2019 A, 2.25% 11/6/20	8,182	8,190
New Jersey Econ. Dev. Auth. Rev. Bonds Series 2012 II, 5% 3/1/21 (Escrowed to Maturity)	2,950	3,001
		52,119
New York - 2.7%
New York Dorm. Auth. Sales Tax Rev. Bonds Series 2015 A, 5% 3/15/21	10,400	10,599
New York State Dorm. Auth. RAN Series 2020 B, 5% 3/31/21	130,900	133,785
New York Urban Dev. Corp. Rev. Bonds Series 2016 A, 5% 3/15/21	4,500	4,570
Three Village Central School District TAN Series 2020, 2% 6/25/21	11,400	11,530
		160,484
New York And New Jersey - 0.6%
Port Auth. of New York & New Jersey:
Series 2020:
0.32% 12/2/20, CP	3,005	3,005
0.32% 12/9/20, CP	7,315	7,315
0.32% 12/16/20, CP	5,100	5,100
Series B:
0.32% 11/18/20, CP	7,000	7,000
0.32% 11/25/20, CP	7,000	7,000
0.35% 10/28/20, CP	4,175	4,175
		33,595
Ohio - 0.5%
Fairborn Gen. Oblig. BAN Series 2020 B, 2% 3/18/21	1,200	1,206
Franklin County Rev. Bonds Series 2013 OH, 0.23%, tender 11/2/20 (a)	3,700	3,700
Hudson City Gen. Oblig. BAN Series 2019, 2% 12/18/20	4,625	4,632
Lake County Gen. Oblig. BAN Series 2020, 2.25% 1/15/21 (Ohio Gen. Oblig. Guaranteed)	2,975	2,985
Marysville Gen. Oblig. BAN Series 2020, 2% 3/25/21	1,265	1,272
Newark Gen. Oblig. BAN Series 2019, 2.25% 10/1/20	1,000	1,000
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series B5, 0.19% tender 1/26/21, CP mode	5,750	5,750
Series B6, 0.19% tender 1/26/21, CP mode	6,300	6,300
Southwest Local School District BAN Series 2019, 2% 11/12/20 (Ohio Gen. Oblig. Guaranteed)	3,550	3,553
Village of Obetz BAN Series 2019 B, 2% 11/20/20	1,000	1,001
		31,399
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, SIFMA Municipal Swap Index + 0.350% 0.47%, tender 10/15/20 (a)(f)	1,535	1,535
Pennsylvania - 0.2%
Philadelphia Gen. Oblig. TRAN Series 2020 A, 4% 6/30/21	13,000	13,361
South Carolina - 0.0%
South Carolina Pub. Svc. Auth. Rev. Series 2020 A, 0.2% 12/9/20, LOC Barclays Bank PLC, CP	1,500	1,500
Tennessee - 1.3%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series B1:
0.16% 11/10/20 (Liquidity Facility JPMorgan Chase Bank), CP	20,700	20,700
0.16% 11/12/20 (Liquidity Facility JPMorgan Chase Bank), CP	12,500	12,500
0.24% 11/4/20 (Liquidity Facility JPMorgan Chase Bank), CP	13,200	13,200
0.24% 11/5/20 (Liquidity Facility JPMorgan Chase Bank), CP	10,700	10,700
0.26% 10/2/20 (Liquidity Facility JPMorgan Chase Bank), CP	16,300	16,300
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B, 1.55%, tender 11/3/20 (a)	2,400	2,401
		75,801
Texas - 8.1%
Austin Elec. Util. Sys. Rev. Series A:
0.14% 10/1/20 (Liquidity Facility JPMorgan Chase Bank), CP	13,000	13,000
0.15% 10/1/20 (Liquidity Facility JPMorgan Chase Bank), CP	6,600	6,600
0.16% 10/1/20 (Liquidity Facility JPMorgan Chase Bank), CP	22,500	22,500
0.18% 10/1/20 (Liquidity Facility JPMorgan Chase Bank), CP	8,700	8,700
0.18% 10/1/20 (Liquidity Facility JPMorgan Chase Bank), CP	5,200	5,200
Garland Series 2015, 0.19% 12/3/20, LOC Citibank NA, CP	3,300	3,300
Garland Util. Sys. Rev. Series 2018, 0.19% 12/3/20, LOC Bank of America NA, CP	4,100	4,100
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, SIFMA Municipal Swap Index + 0.200% 0.32%, tender 4/28/21 (a)(f)	2,900	2,900
Series 2016 B1, 0.26% tender 10/20/20, CP mode	21,900	21,900
Harris County Gen. Oblig.:
Series D, 0.17% 10/8/20 (Liquidity Facility JPMorgan Chase Bank), CP	8,600	8,600
Series D2:
0.18% 12/3/20 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,460	3,460
0.18% 12/3/20 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,600	3,600
0.18% 12/3/20 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,500	5,500
Series E1:
0.17% 11/5/20, LOC Landesbank Hessen-Thuringen, CP	21,200	21,200
0.18% 11/5/20, LOC Landesbank Hessen-Thuringen, CP	1,575	1,575
Series E2:
0.2% 12/3/20, LOC Barclays Bank PLC, CP	3,700	3,700
0.23% 12/3/20, LOC Barclays Bank PLC, CP	650	650
Harris County Metropolitan Trans. Auth.:
Series A1:
0.23% 10/2/20 (Liquidity Facility JPMorgan Chase Bank), CP	12,700	12,700
0.25% 11/5/20 (Liquidity Facility JPMorgan Chase Bank), CP	14,650	14,650
0.27% 10/22/20 (Liquidity Facility JPMorgan Chase Bank), CP	11,500	11,500
Series B3, 0.25% 11/5/20 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,900	3,900
Lower Colorado River Auth. Rev.:
Series 2020:
0.14% 10/6/20, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,260	4,260
0.18% 10/6/20, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,000	2,000
0.25% 10/6/20, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,300	8,300
Series B:
0.2% 12/4/20, LOC State Street Bank & Trust Co., Boston, CP	1,200	1,200
0.24% 10/6/20, LOC State Street Bank & Trust Co., Boston, CP	2,072	2,072
0.25% 10/6/20, LOC State Street Bank & Trust Co., Boston, CP	6,157	6,157
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 0.42%, tender 4/28/21 (a)(f)	8,400	8,400
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 0.42%, tender 4/28/21 (a)(f)	2,400	2,400
Texas A&M Univ. Rev. Series B:
0.19% 1/6/21, CP	8,200	8,200
0.2% 10/5/20, CP	12,100	12,100
Texas Gen. Oblig. TRAN Series 2020, 4% 8/26/21	111,400	115,176
Texas Pub. Fin. Auth. Rev.:
Series 2016 B:
0.32% 11/10/20 (Liquidity Facility Texas Gen. Oblig.), CP	26,100	26,100
0.35% 10/29/20 (Liquidity Facility Texas Gen. Oblig.), CP	9,200	9,200
Series 2019 A, 0.21% 1/6/21 (Liquidity Facility Texas Gen. Oblig.), CP	2,200	2,200
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2014 A, 5% 4/1/21	9,400	9,569
Univ. of Texas Board of Regents Sys. Rev. Series A:
0.2% 10/6/20 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,700	13,700
0.2% 2/2/21 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,000	10,000
0.2% 2/3/21 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,000	10,000
Univ. of Texas Permanent Univ. Fund Rev. Series A:
0.17% 10/15/20, CP	10,300	10,300
0.17% 11/5/20, CP	10,900	10,900
0.17% 12/16/20, CP	8,200	8,200
0.18% 10/8/20, CP	10,500	10,500
Upper Trinity Reg'l. Wtr. District Series 2020, 0.17% 10/2/20, LOC Bank of America NA, CP	2,400	2,400
		472,569
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,283,025)		1,283,025
	Shares (000s)	Value (000s)

Investment Company - 8.1%
Fidelity Tax-Free Cash Central Fund .15% (h)(i)
(Cost $475,207)	475,135	475,207
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $5,933,736)		5,933,736
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(71,463)
NET ASSETS - 100%		$5,862,273

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $139,560,000 or 2.4% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,520,000 or 0.5% of net assets.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.32%, tender 5/3/21 (Liquidity Facility Royal Bank of Canada)	9/26/19 - 11/6/19	$1,000
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series Floaters E72, 0.29%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 1/19/18	$11,600
Baltimore Proj. Rev. Bonds Series Floaters G 28, 0.32%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada)	7/12/18	$1,000
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.29%, tender 10/1/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	5/20/20	$7,700
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.3%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19 - 4/16/20	$4,050
Harris County Gen. Oblig. Bonds Series Clipper 09 73, 0.3%, tender 1/14/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/13/07 - 10/16/18	$39,700
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.32%, tender 5/3/21 (Liquidity Facility Royal Bank of Canada)	2/6/20	$1,400
Massachusetts Gen. Oblig. Bonds Series Clipper 09 67, 0.3%, tender 1/14/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	10/16/18 - 8/12/20	$42,300
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.3%, tender 1/21/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16 - 8/20/20	$7,075
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 0.3%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada)	11/26/19 - 7/1/20	$2,900
Moorhead ISD No. 152 Bonds Series Solar 00 02, 0.2%, tender 10/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati)	2/12/20	$3,105
North Texas Tollway Auth. Rev. Bonds Series G-112, 0.32%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada)	6/6/19 - 7/1/20	$3,230
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.32%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	6/1/20	$1,200
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.29%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	6/3/20	$2,800
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.32%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	6/1/20	$500
Port Auth. of New York & New Jersey Series 1997 2, 0.17% 10/30/20, VRDN	7/15/20	$7,300
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.32%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19	$1,100
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.32%, tender 2/2/21 (Liquidity Facility Royal Bank of Canada)	8/3/20	$1,600

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$390
Total	$390

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

The value, beginning of period, for the Fidelity Tax-Free Cash Central Fund was $378,884. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Tax-Free Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Tax-Free Cash Central Fund were $2,117,371 and $2,021,058, respectively, during the period.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,458,529)	$5,458,529
Fidelity Central Funds (cost $475,207)	475,207
Total Investment in Securities (cost $5,933,736)		$5,933,736
Cash		9
Receivable for investments sold		54,755
Receivable for fund shares sold		5,134
Interest receivable		6,758
Distributions receivable from Fidelity Central Funds		44
Prepaid expenses		11
Receivable from investment adviser for expense reductions		165
Other receivables		77
Total assets		6,000,689
Liabilities
Payable for investments purchased
Regular delivery	$200
Delayed delivery	44,984
Payable for fund shares redeemed	92,061
Distributions payable	19
Accrued management fee	705
Other affiliated payables	335
Other payables and accrued expenses	112
Total liabilities		138,416
Net Assets		$5,862,273
Net Assets consist of:
Paid in capital		$5,861,361
Total accumulated earnings (loss)		912
Net Assets		$5,862,273
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($5,857,575 ÷ 5,855,128 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($394 ÷ 394 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($1,729 ÷ 1,729 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($2,575 ÷ 2,573 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2020 (Unaudited)
Investment Income
Interest		$13,366
Income from Fidelity Central Funds		390
Total income		13,756
Expenses
Management fee	$4,731
Transfer agent fees	2,028
Distribution and service plan fees	3
Accounting fees and expenses	283
Custodian fees and expenses	30
Independent trustees' fees and expenses	10
Registration fees	162
Audit	20
Legal	1
Miscellaneous	16
Total expenses before reductions	7,284
Expense reductions	(1,198)
Total expenses after reductions		6,086
Net investment income (loss)		7,670
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	693
Fidelity Central Funds	10
Total net realized gain (loss)		703
Net increase in net assets resulting from operations		$8,373

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2020 (Unaudited)	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,670	$93,106
Net realized gain (loss)	703	698
Net increase in net assets resulting from operations	8,373	93,804
Distributions to shareholders	(7,645)	(93,463)
Share transactions - net increase (decrease)	(711,491)	(552,526)
Total increase (decrease) in net assets	(710,763)	(552,185)
Net Assets
Beginning of period	6,573,036	7,125,221
End of period	$5,862,273	$6,573,036

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.013	.014	.008	.004	–A
Net realized and unrealized gain (loss)	–A	.001	–A	–A	.001	.001
Total from investment operations	.001	.014	.014	.008	.005	.001
Distributions from net investment income	(.001)	(.013)	(.014)	(.008)	(.004)	–A
Distributions from net realized gain	–	–A	–	–	(.001)	(.001)
Total distributions	(.001)	(.014)B	(.014)	(.008)	(.005)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.11%	1.36%	1.40%	.84%	.50%	.08%
Ratios to Average Net AssetsE,F
Expenses before reductions	.21%G	.21%	.22%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.18%G	.18%	.18%	.18%	.18%	.05%
Expenses net of all reductions	.18%G	.18%	.18%	.18%	.18%	.05%
Net investment income (loss)	.23%G	1.34%	1.40%	.86%	.44%	.01%
Supplemental Data
Net assets, end of period (in millions)	$5,858	$6,568	$7,113	$4,488	$2,262	$1,429

 A Amount represents less than $.0005 per share.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio Class II

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.012	.012	.007	.003	–A
Net realized and unrealized gain (loss)	–A	–A	–A	–A	–A	.001
Total from investment operations	.001	.012	.012	.007	.003	.001
Distributions from net investment income	(.001)	(.012)	(.012)	(.007)	(.003)	–A
Distributions from net realized gain	–	–A	–	–	(.001)	(.001)
Total distributions	(.001)	(.012)	(.012)	(.007)	(.003)B	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.06%	1.21%	1.24%	.69%	.35%	.08%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%G	.36%	.36%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.28%G	.33%	.33%	.33%	.33%	.06%
Expenses net of all reductions	.28%G	.33%	.33%	.33%	.33%	.05%
Net investment income (loss)	.13%G	1.19%	1.25%	.71%	.29%	.01%
Supplemental Data
Net assets, end of period (in millions)	$–H	$–H	$–H	$–H	$–H	$1

 A Amount represents less than $.0005 per share.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than $500,000.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio Class III

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.011	.011	.006	.002	–A
Net realized and unrealized gain (loss)	–A	–A	–A	–A	.001	.001
Total from investment operations	–A	.011	.011	.006	.003	.001
Distributions from net investment income	–A	(.011)	(.011)	(.006)	(.002)	–A
Distributions from net realized gain	–	–A	–	–	(.001)	(.001)
Total distributions	–A	(.011)	(.011)	(.006)	(.003)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.05%	1.11%	1.14%	.59%	.25%	.08%
Ratios to Average Net AssetsD,E
Expenses before reductions	.46%F	.46%	.46%	.46%	.47%	.47%
Expenses net of fee waivers, if any	.31%F	.43%	.43%	.43%	.39%	.06%
Expenses net of all reductions	.31%F	.43%	.43%	.43%	.39%	.06%
Net investment income (loss)	.10%F	1.09%	1.15%	.61%	.23%	.01%
Supplemental Data
Net assets, end of period (in millions)	$2	$2	$2	$3	$5	$215

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.013	.013	.008	.004	–A
Net realized and unrealized gain (loss)	–A	–A	–A	–A	–A	.001
Total from investment operations	.001	.013	.013	.008	.004	.001
Distributions from net investment income	(.001)	(.013)	(.013)	(.008)	(.004)	–A
Distributions from net realized gain	–	–A	–	–	(.001)	(.001)
Total distributions	(.001)	(.013)	(.013)	(.008)	(.004)B	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.09%	1.31%	1.35%	.79%	.44%	.08%
Ratios to Average Net AssetsE,F
Expenses before reductions	.26%G	.26%	.27%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.22%G	.23%	.23%	.23%	.23%	.06%
Expenses net of all reductions	.22%G	.23%	.23%	.23%	.23%	.06%
Net investment income (loss)	.18%G	1.29%	1.35%	.81%	.39%	.01%
Supplemental Data
Net assets, end of period (in millions)	$3	$3	$10	$1	$–H	$4

 A Amount represents less than $.0005 per share.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than $500,000.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2020
(Amounts in thousands except percentages)

1. Organization.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund offers Class I, Class II, Class III and Select Class shares. Treasury Only Portfolio and Treasury Portfolio also offer Class IV and Institutional Class shares. Government Portfolio and Money Market Portfolio also offer Institutional Class shares. Shares of Money Market Portfolio and Tax-Exempt Portfolio are only available for purchase by retail shareholders. All classes have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges from Class I to Institutional Class for eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Treasury Portfolio	$304
Government Portfolio	1,072
Money Market Portfolio	1,003
Tax-Exempt Portfolio	74

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Treasury Only Portfolio	$35,078,255	$–	$–	$–
Treasury Portfolio	35,725,596	–	–	–
Government Portfolio	155,216,714	–	–	–
Money Market Portfolio	63,044,871	–	–	–
Tax-Exempt Portfolio	5,933,736	–	–	–

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds along with other registered investment companies having management contracts with Fidelity Management and Research Company LLC (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. For Treasury Only Portfolio, Treasury Portfolio and Government Portfolio, repurchase agreements may be collateralized by cash or government securities. For Money Market Portfolio and Tax-Exempt Portfolio, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of.14% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio and Treasury Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%

	Total Fees	Retained by FDC
Treasury Only Portfolio:
Class II	$679	$356
Class III	1,131	643
Class IV	263	177
Select Class	65	20
	$2,138	$1,196
Treasury Portfolio:
Class II	$508	$179
Class III	3,104	1,631
Class IV	2,311	1,571
Select Class	73	7
	$5,996	$3,388
Government Portfolio:
Class II	$677	$288
Class III	4,595	2,522
Select Class	118	15
	$5,390	$2,825
Money Market Portfolio:
Class II	$263	$15
Class III	20	4
Select Class	12	–(a)
	$295	$19
Tax-Exempt Portfolio:
Class II	$–(a)	$–(a)
Class III	2	1
Select Class	1	–
	$3	$1

 (a) In the amount of less than five hundred dollars.

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class, pays a transfer agent fee equal to an annual rate of .06% of class-level average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Treasury Only Portfolio
Class I	$3,994
Class II	271
Class III	271
Class IV	32
Select Class	78
Institutional Class	3,805
$8,451
Treasury Portfolio
Class I	$3,492
Class II	203
Class III	745
Class IV	277
Select Class	88
Institutional Class	3,593
$8,398
Government Portfolio
Class I	$12,015
Class II	271
Class III	1,103
Select Class	141
Institutional Class	19,006
$32,536
Money Market Portfolio
Class I	$8,286
Class II	105
Class III	5
Select Class	15
Institutional Class	5,427
$13,838
Tax-Exempt Portfolio
Class I	$2,026
Class II	–(a)
Class III	1
Select Class	1
$2,028

 (a) In the amount of less than five hundred dollars.

During the period, the investment adviser or its affiliates waived a portion of these fees for the Treasury Only Portfolio, Treasury Portfolio, Government Portfolio and Tax-Exempt Portfolio.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Treasury Only Portfolio	.01
Treasury Portfolio	–(a)
Government Portfolio	–(a)
Money Market Portfolio	–(a)
Tax-Exempt Portfolio	–(a)

 (a) Amount represents less than .005%.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance	Weighted Average Interest Rate
Money Market Portfolio	Lender	25,353.32%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount
Government Portfolio	$12

5. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2021. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Treasury Only Portfolio
Class I	.18%	$1,826
Class II	.33%	117
Class III	.43%	118
Class IV	.68%	13
Select Class	.23%	35
Institutional Class	.14%	4,686
Treasury Portfolio
Class I	.18%	$1,511
Class II	.33%	89
Class III	.43%	308
Class IV	.68%	114
Select Class	.23%	40
Institutional Class	.14%	4,269
Government Portfolio
Class I	.18%	$4,780
Class II	.33%	99
Class III	.43%	412
Select Class	.23%	55
Institutional Class	.14%	21,353
Money Market Portfolio
Class I	.18%	$3,520
Class II	.33%	44
Class III	.43%	2
Select Class	.23%	6
Institutional Class	.14%	6,455
Tax-Exempt Portfolio
Class I	.18%	$1,167
Class II	.33%	–(a)
Class III	.43%	–(a)
Select Class	.23%	–(a)

 (a) In the amount of less than five hundred dollars.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Treasury Only Portfolio
Class I	$327
Class II	505
Class III	866
Class IV	229
Select Class	34
Treasury Portfolio
Class I	$223
Class II	274
Class III	2,228
Class IV	1,976
Select Class	24
Government Portfolio
Class I	$346
Class II	424
Class III	3,376
Select Class	38
Money Market Portfolio
Class II	$47
Class III	7
Select Class	1
Tax-Exempt Portfolio
Class I	$22
Class II	–(a)
Class III	1
Select Class	–(a)

 (a) In the amount of less than five hundred dollars.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Treasury Only Portfolio	$74
Treasury Portfolio	17
Government Portfolio	12
Money Market Portfolio	52
Tax-Exempt Portfolio	6

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2020	Year ended March 31, 2020
Treasury Only Portfolio
Distributions to shareholders
Class I	$5,926	$148,588
Class II	122	10,475
Class III	69	13,499
Class IV	5	1,253
Select Class	86	4,878
Institutional Class	14,870	267,546
Total	$21,078	$446,239
Treasury Portfolio
Distributions to shareholders
Class I	$5,038	$179,055
Class II	60	12,251
Class III	125	38,025
Class IV	46	15,079
Select Class	88	4,210
Institutional Class	14,630	268,198
Total	$19,987	$516,818
Government Portfolio
Distributions to shareholders
Class I	$16,911	$606,674
Class II	71	13,431
Class III	185	49,956
Select Class	111	6,449
Institutional Class	75,888	1,600,041
Total	$93,166	$2,276,551
Money Market Portfolio
Distributions to shareholders
Class I	$38,185	$506,813
Class II	314	9,161
Class III	8	598
Select Class	62	798
Institutional Class	58,116	818,893
Total	$96,685	$1,336,263
Tax-Exempt Portfolio
Distributions to shareholders
Class I	$7,642	$93,394
Class II	–(a)	5
Class III	1	20
Select Class	2	45
Total	$7,645	$93,464

 (a) In the amount of less than five hundred dollars.

7. Share Transactions.

Share Transactions may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2020	Year ended March 31, 2020	Six months ended September 30, 2020	Year ended March 31, 2020
Treasury Only Portfolio
Class I
Shares sold	10,688,770	26,696,080	$10,688,770	$26,696,080
Reinvestment of distributions	3,033	77,269	3,033	77,269
Shares redeemed	(14,483,652)	(18,750,286)	(14,483,652)	(18,750,286)
Net increase (decrease)	(3,791,849)	8,023,063	$(3,791,849)	$8,023,063
Class II
Shares sold	718,875	1,362,899	$718,875	$1,362,899
Reinvestment of distributions	11	1,164	11	1,164
Shares redeemed	(617,183)	(1,058,213)	(617,183)	(1,058,213)
Net increase (decrease)	101,703	305,850	$101,703	$305,850
Class III
Shares sold	1,902,487	3,902,591	$1,902,487	$3,902,591
Reinvestment of distributions	28	5,507	28	5,507
Shares redeemed	(1,803,301)	(4,127,421)	(1,803,301)	(4,127,421)
Net increase (decrease)	99,214	(219,323)	$99,214	$(219,323)
Class IV
Shares sold	187,781	291,484	$187,781	$291,484
Reinvestment of distributions	5	1,253	5	1,253
Shares redeemed	(192,821)	(338,970)	(192,821)	(338,970)
Net increase (decrease)	(5,035)	(46,233)	$(5,035)	$(46,233)
Select Class
Shares sold	127,863	3,077,527	$127,863	$3,077,527
Reinvestment of distributions	31	2,086	31	2,086
Shares redeemed	(349,262)	(2,856,178)	(349,262)	(2,856,178)
Net increase (decrease)	(221,368)	223,435	$(221,368)	$223,435
Institutional Class
Shares sold	18,577,208	42,190,257	$18,577,208	$42,190,257
Reinvestment of distributions	11,851	199,985	11,851	199,985
Shares redeemed	(24,079,093)	(27,612,792)	(24,079,093)	(27,612,792)
Net increase (decrease)	(5,490,034)	14,777,450	$(5,490,034)	$14,777,450
Treasury Portfolio
Class I
Shares sold	28,050,344	67,143,968	$28,050,344	$67,143,968
Reinvestment of distributions	1,636	50,086	1,636	50,086
Shares redeemed	(29,013,100)	(65,013,849)	(29,013,100)	(65,013,849)
Net increase (decrease)	(961,120)	2,180,205	$(961,120)	$2,180,205
Class II
Shares sold	783,057	2,093,014	$783,057	$2,093,014
Reinvestment of distributions	18	4,128	18	4,128
Shares redeemed	(986,490)	(1,871,589)	(986,490)	(1,871,589)
Net increase (decrease)	(203,415)	225,553	$(203,415)	$225,553
Class III
Shares sold	4,068,776	8,928,324	$4,068,776	$8,928,324
Reinvestment of distributions	13	3,276	13	3,276
Shares redeemed	(4,031,064)	(8,910,743)	(4,031,064)	(8,910,743)
Net increase (decrease)	37,725	20,857	$37,725	$20,857
Class IV
Shares sold	493,560	1,346,298	$493,560	$1,346,298
Reinvestment of distributions	2	447	2	447
Shares redeemed	(584,478)	(1,531,403)	(584,478)	(1,531,403)
Net increase (decrease)	(90,916)	(184,658)	$(90,916)	$(184,658)
Select Class
Shares sold	379,004	1,157,697	$379,004	$1,157,697
Reinvestment of distributions	24	1,590	24	1,590
Shares redeemed	(548,781)	(974,018)	(548,781)	(974,018)
Net increase (decrease)	(169,753)	185,269	$(169,753)	$185,269
Institutional Class
Shares sold	69,293,715	157,140,491	$69,293,715	$157,140,491
Reinvestment of distributions	9,217	198,369	9,217	198,369
Shares redeemed	(69,289,017)	(147,918,140)	(69,289,017)	(147,918,140)
Net increase (decrease)	13,915	9,420,720	$13,915	$9,420,720
Government Portfolio
Class I
Shares sold	198,028,781	331,700,399	$198,028,781	$331,700,399
Reinvestment of distributions	5,395	180,769	5,395	180,769
Shares redeemed	(208,750,621)	(315,877,335)	(208,750,621)	(315,877,335)
Net increase (decrease)	(10,716,445)	16,003,833	$(10,716,445)	$16,003,833
Class II
Shares sold	1,560,985	3,337,562	$1,560,985	$3,337,562
Reinvestment of distributions	4	708	4	708
Shares redeemed	(1,155,189)	(3,477,571)	(1,155,189)	(3,477,571)
Net increase (decrease)	405,800	(139,301)	$405,800	$(139,301)
Class III
Shares sold	4,049,379	11,920,017	$4,049,379	$11,920,017
Reinvestment of distributions	58	15,231	58	15,231
Shares redeemed	(4,049,282)	(11,628,574)	(4,049,282)	(11,628,574)
Net increase (decrease)	155	306,674	$155	$306,674
Select Class
Shares sold	779,448	4,684,954	$779,448	$4,684,954
Reinvestment of distributions	45	4,545	45	4,545
Shares redeemed	(814,489)	(4,526,472)	(814,489)	(4,526,472)
Net increase (decrease)	(34,996)	163,027	$(34,996)	$163,027
Institutional Class
Shares sold	368,538,452	711,703,161	$368,538,452	$711,703,161
Reinvestment of distributions	46,351	1,060,073	46,351	1,060,073
Shares redeemed	(379,666,211)	(665,599,786)	(379,666,211)	(665,599,786)
Net increase (decrease)	(11,081,408)	47,163,448	$(11,081,408)	$47,163,448
Money Market Portfolio
Class I
Shares sold	13,907,408	32,421,842	$13,907,408	$32,421,842
Reinvestment of distributions	34,312	456,232	34,312	456,232
Shares redeemed	(13,180,664)	(29,217,650)	(13,180,664)	(29,217,650)
Net increase (decrease)	761,056	3,660,424	$761,056	$3,660,424
Class II
Shares sold	48,100	540,837	$48,100	$540,837
Reinvestment of distributions	298	8,567	298	8,567
Shares redeemed	(155,392)	(522,701)	(155,392)	(522,701)
Net increase (decrease)	(106,994)	26,703	$(106,994)	$26,703
Class III
Shares sold	10,060	33,165	$10,060	$33,165
Reinvestment of distributions	6	541	6	541
Shares redeemed	(5,703)	(54,463)	(5,703)	(54,463)
Net increase (decrease)	4,363	(20,757)	$4,363	$(20,757)
Select Class
Shares sold	7,348	44,118	$7,348	$44,118
Reinvestment of distributions	62	798	62	798
Shares redeemed	(21,530)	(18,642)	(21,530)	(18,642)
Net increase (decrease)	(14,120)	26,274	$(14,120)	$26,274
Institutional Class
Shares sold	18,236,330	56,397,251	$18,236,330	$56,397,251
Reinvestment of distributions	54,931	761,244	54,931	761,244
Shares redeemed	(19,538,899)	(54,309,331)	(19,538,899)	(54,309,331)
Net increase (decrease)	(1,247,638)	2,849,164	$(1,247,638)	$2,849,164
Tax-Exempt Portfolio
Class I
Shares sold	4,547,431	10,223,512	$4,547,431	$10,223,512
Reinvestment of distributions	6,405	77,215	6,405	77,215
Shares redeemed	(5,265,409)	(10,846,125)	(5,265,409)	(10,846,125)
Net increase (decrease)	(711,573)	(545,398)	$(711,573)	$(545,398)
Class II
Shares sold	–	1,000	$–	$1,000
Reinvestment of distributions	–(a)	5	–(b)	5
Shares redeemed	–	(1,000)	–	(1,000)
Net increase (decrease)	–(a)	5	$–(b)	$5
Class III
Shares sold	1,715	8,882	$1,715	$8,882
Reinvestment of distributions	–(a)	4	–(b)	4
Shares redeemed	(1,533)	(8,888)	(1,533)	(8,888)
Net increase (decrease)	182	(2)	$182	$(2)
Select Class
Shares sold	1,266	4	$1,266	$4
Reinvestment of distributions	1	17	1	17
Shares redeemed	(1,367)	(7,152)	(1,367)	(7,152)
Net increase (decrease)	(100)	(7,131)	$(100)	$(7,131)

 (a) In the amount of less than five hundred shares.

 (b) In the amount of less than five hundred dollars.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2020 to September 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Expenses Paid During Period-B April 1, 2020 to September 30, 2020
Treasury Only Portfolio
Class I	.17%
Actual		$1,000.00	$1,000.40	$.85
Hypothetical-C		$1,000.00	$1,024.22	$.86
Class II	.22%
Actual		$1,000.00	$1,000.10	$1.10-D
Hypothetical-C		$1,000.00	$1,023.97	$1.12-D
Class III	.24%
Actual		$1,000.00	$1,000.10	$1.20-D
Hypothetical-C		$1,000.00	$1,023.87	$1.22-D
Class IV	.25%
Actual		$1,000.00	$1,000.10	$1.25-D
Hypothetical-C		$1,000.00	$1,023.82	$1.27-D
Select Class	.20%
Actual		$1,000.00	$1,000.30	$1.00
Hypothetical-C		$1,000.00	$1,024.07	$1.01
Institutional Class	.14%
Actual		$1,000.00	$1,000.50	$.70
Hypothetical-C		$1,000.00	$1,024.37	$.71
Treasury Portfolio
Class I	.18%
Actual		$1,000.00	$1,000.40	$.90
Hypothetical-C		$1,000.00	$1,024.17	$.91
Class II	.25%
Actual		$1,000.00	$1,000.10	$1.25-D
Hypothetical-C		$1,000.00	$1,023.82	$1.27-D
Class III	.25%
Actual		$1,000.00	$1,000.10	$1.25-D
Hypothetical-C		$1,000.00	$1,023.82	$1.27-D
Class IV	.25%
Actual		$1,000.00	$1,000.10	$1.25-D
Hypothetical-C		$1,000.00	$1,023.82	$1.27-D
Select Class	.21%
Actual		$1,000.00	$1,000.20	$1.05
Hypothetical-C		$1,000.00	$1,024.02	$1.07
Institutional Class	.14%
Actual		$1,000.00	$1,000.60	$.70
Hypothetical-C		$1,000.00	$1,024.37	$.71
Government Portfolio
Class I	.18%
Actual		$1,000.00	$1,000.40	$.90
Hypothetical-C		$1,000.00	$1,024.17	$.91
Class II	.24%
Actual		$1,000.00	$1,000.10	$1.20-D
Hypothetical-C		$1,000.00	$1,023.87	$1.22-D
Class III	.25%
Actual		$1,000.00	$1,000.10	$1.25-D
Hypothetical-C		$1,000.00	$1,023.82	$1.27-D
Select Class	.21%
Actual		$1,000.00	$1,000.20	$1.05
Hypothetical-C		$1,000.00	$1,024.02	$1.07
Institutional Class	.14%
Actual		$1,000.00	$1,000.60	$.70
Hypothetical-C		$1,000.00	$1,024.37	$.71
Money Market Portfolio
Class I	.18%
Actual		$1,000.00	$1,001.40	$.90
Hypothetical-C		$1,000.00	$1,024.17	$.91
Class II	.30%
Actual		$1,000.00	$1,000.80	$1.50
Hypothetical-C		$1,000.00	$1,023.56	$1.52
Class III	.34%
Actual		$1,000.00	$1,000.60	$1.71-D
Hypothetical-C		$1,000.00	$1,023.36	$1.72-D
Select Class	.23%
Actual		$1,000.00	$1,001.20	$1.15
Hypothetical-C		$1,000.00	$1,023.92	$1.17
Institutional Class	.14%
Actual		$1,000.00	$1,001.60	$.70
Hypothetical-C		$1,000.00	$1,024.37	$.71
Tax-Exempt Portfolio
Class I	.18%
Actual		$1,000.00	$1,001.10	$.90
Hypothetical-C		$1,000.00	$1,024.17	$.91
Class II	.28%
Actual		$1,000.00	$1,000.60	$1.40-D
Hypothetical-C		$1,000.00	$1,023.66	$1.42-D
Class III	.31%
Actual		$1,000.00	$1,000.50	$1.55-D
Hypothetical-C		$1,000.00	$1,023.51	$1.57-D
Select Class	.22%
Actual		$1,000.00	$1,000.90	$1.10
Hypothetical-C		$1,000.00	$1,023.97	$1.12

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

 D If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in the table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Treasury Only Portfolio
Class II	.33%
Actual		$1.65
Hypothetical-(b)		$1.67
Class III	.43%
Actual		$2.15
Hypothetical-(b)		$2.18
Class IV	.68%
Actual		$3.41
Hypothetical-(b)		$3.45
Treasury Portfolio
Class II	.33%
Actual		$1.65
Hypothetical-(b)		$1.67
Class III	.43%
Actual		$2.16
Hypothetical-(b)		$2.18
Class IV	.68%
Actual		$3.41
Hypothetical-(b)		$3.45
Government Portfolio
Class II	.33%
Actual		$1.65
Hypothetical-(b)		$1.67
Class III	.43%
Actual		$2.16
Hypothetical-(b)		$2.18
Money Market Portfolio
Class III	.43%
Actual		$2.16
Hypothetical-(b)		$2.18
Tax-Exempt Portfolio
Class II	.33%
Actual		$1.65
Hypothetical-(b)		$1.67
Class III	.43%
Actual		$2.16
Hypothetical-(b)		$2.18

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

FIMM Funds: Government Portfolio / Money Market Portfolio / Tax-Exempt Portfolio / Treasury Portfolio / Treasury Only Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the funds notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Government Portfolio

Money Market Portfolio

Tax-Exempt Portfolio

Treasury Portfolio

Treasury Only Portfolio

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class I, Institutional Class, and Select Class of Government Portfolio ranked below the competitive median for 2019 and the total expense ratio of each of Class II and Class III ranked above the competitive median for 2019.

The Board noted that the total expense ratio of each class of Money Market Portfolio ranked below the competitive median for 2019.

The Board noted that the total expense ratio of each of Class I, Class II, and Select Class of Tax-Exempt Portfolio ranked below the competitive median for 2019 and the total expense ratio of Class III ranked equal to the competitive median for 2019.

The Board noted that the total expense ratio of each of Class I, Institutional Class, and Select Class of each of Treasury Portfolio and Treasury Only Portfolio ranked below the competitive median for 2019 and the total expense ratio of each of Class II, Class III, and Class IV ranked above the competitive median for 2019.

The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of each class noted above was above the competitive median for 2019 due to its 12b-1 fees. The Board noted that, excluding fee waivers and 12b-1 fees, the total expense ratio of each such class of each fund, as applicable, is below the median. The Board considered that the competitive data reflects periods for which many competitor funds waived fees or reimbursed expenses in order to maintain a minimum yield. The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that FMR has contractually agreed to reimburse each class of each fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed the following rates: Class I: 0.18%; Class II: 0.33%; Class III: 0.43%; Class IV: 0.68%; Institutional Class: 0.14%; and Select Class: 0.23%, each through July 31, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

IMM-SANN-1120
1.537280.123

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Colchester Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 19, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 19, 2020